UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-02071

Exact name of registrant as specified in charter:	Delaware Group® Income Funds

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2015

Item 1. Schedule of Investments.

Schedule of investments
Delaware Corporate Bond Fund	April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 90.32%
Banking – 14.82%
Ally Financial 8.00% 11/1/31	1,840,000	$2,316,100
Bank of America
3.95% 4/21/25	6,570,000	6,484,235
4.75% 4/21/45	815,000	807,176
6.50% 10/29/49 ●	6,525,000	6,949,125
Bank of New York Mellon 2.15% 2/24/20	16,850,000	16,927,089
BBVA Bancomer 144A 7.25% 4/22/20 #	5,835,000	6,622,725
Citigroup 3.30% 4/27/25	5,875,000	5,830,103
Compass Bank 3.875% 4/10/25	4,470,000	4,377,502
Credit Suisse 144A 6.50% 8/8/23 #	6,235,000	7,134,742
Credit Suisse Group
144A 6.25% 12/29/49 #●	1,500,000	1,489,500
144A 7.50% 12/29/49 #●	3,120,000	3,346,200
Credit Suisse Group Funding Guernsey 144A
3.75% 3/26/25 #	2,365,000	2,362,827
Goldman Sachs Group
2.60% 4/23/20	12,920,000	12,989,380
5.375% 12/29/49 ●	7,800,000	7,801,950
HSBC Holdings 6.375% 3/29/49 ●	5,475,000	5,666,625
ING Groep
6.00% 12/29/49 ●	1,685,000	1,686,053
6.50% 12/29/49 ●	4,560,000	4,557,150
JPMorgan Chase
4.125% 12/15/26	11,590,000	11,824,860
5.30% 12/29/49 ●	870,000	871,087
6.75% 1/29/49 ●	2,376,000	2,607,185
Lloyds Banking Group 7.50% 4/30/49 ●	4,370,000	4,675,900
Morgan Stanley
3.95% 4/23/27	9,415,000	9,264,125
4.35% 9/8/26	3,855,000	3,935,963
MUFG Americas Holdings
2.25% 2/10/20	10,365,000	10,379,915
3.00% 2/10/25	2,285,000	2,228,883
Oversea-Chinese Banking 144A 4.00% 10/15/24 #●	1,325,000	1,377,319
PNC Preferred Funding Trust II 144A 1.493% 3/29/49 #●	8,600,000	7,933,500
Popular 7.00% 7/1/19	3,230,000	3,274,413
Santander UK 144A 5.00% 11/7/23 #	9,155,000	9,711,624
SVB Financial Group 3.50% 1/29/25	655,000	646,941
UBS 7.625% 8/17/22	7,555,000	9,092,065
US Bancorp 3.60% 9/11/24	6,730,000	6,987,665
USB Capital IX 3.50% 10/29/49 ●	3,207,000	2,705,746
USB Realty 144A 1.422% 12/29/49 #●	400,000	366,000

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Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Wells Fargo 5.875% 12/29/49 ●	7,215,000	$7,674,956
Woori Bank 144A 4.75% 4/30/24 #	6,675,000	7,104,830
Zions Bancorp 4.50% 6/13/23	4,100,000	4,267,669
		204,279,128
Basic Industry – 7.25%
ArcelorMittal 10.60% 6/1/19	3,390,000	4,093,425
CF Industries
6.875% 5/1/18	9,165,000	10,443,902
7.125% 5/1/20	4,200,000	5,054,902
Dow Chemical 8.55% 5/15/19	4,420,000	5,492,721
Georgia-Pacific 8.00% 1/15/24	8,345,000	11,078,697
Glencore Funding
144A 2.875% 4/16/20 #	3,455,000	3,456,126
144A 4.00% 4/16/25 #	2,610,000	2,565,601
INVISTA Finance 144A 4.25% 10/15/19 #	4,580,000	4,543,387
LyondellBasell Industries 4.625% 2/26/55	8,400,000	8,131,444
Methanex 4.25% 12/1/24	6,945,000	7,094,866
Mexichem 144A 5.875% 9/17/44 #	5,605,000	5,576,975
NOVA Chemicals 144A 5.00% 5/1/25 #	3,835,000	4,050,719
OCP 144A 4.50% 10/22/25 #	4,580,000	4,448,325
Potash of Saskatchewan 3.00% 4/1/25	5,455,000	5,399,075
PPG Industries 2.30% 11/15/19	3,370,000	3,416,014
Rockwood Specialties Group 4.625% 10/15/20	3,045,000	3,182,025
TPC Group 144A 8.75% 12/15/20 #	3,270,000	3,139,200
Valspar 4.40% 2/1/45	8,845,000	8,734,862
		99,902,266
Brokerage – 0.77%
Jefferies Group
5.125% 1/20/23	255,000	264,831
6.45% 6/8/27	5,627,000	6,036,077
6.50% 1/20/43	1,575,000	1,571,648
Lazard Group
3.75% 2/13/25	1,075,000	1,049,054
6.85% 6/15/17	1,525,000	1,678,005
		10,599,615
Capital Goods – 1.34%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	5,805,000	5,645,363
Lockheed Martin 3.80% 3/1/45	1,905,000	1,840,262
Masco 4.45% 4/1/25	2,715,000	2,810,025
United Rentals North America 5.50% 7/15/25	1,355,000	1,377,764
United Technologies 4.15% 5/15/45	3,505,000	3,537,667

2     NQ-460 [4/15] 6/15 (14624)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Capital Goods (continued)
Votorantim Cimentos 144A 7.25% 4/5/41 #	3,165,000	$3,275,775
		18,486,856
Communications – 10.25%
Altice 144A 7.75% 5/15/22 #	3,910,000	3,958,914
Altice Financing 144A 6.625% 2/15/23 #	1,945,000	2,013,075
AT&T
2.45% 6/30/20	3,250,000	3,250,267
3.40% 5/15/25	4,055,000	4,020,626
4.35% 6/15/45	7,170,000	6,652,505
4.50% 5/15/35	4,025,000	3,954,164
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	2,990,000	3,314,624
CCO Holdings 144A 5.375% 5/1/25 #	2,425,000	2,388,625
Columbus International 144A 7.375% 3/30/21 #	4,785,000	5,227,613
Crown Castle Towers 144A 3.663% 5/15/25 #	7,035,000	7,035,000
Digicel Group 144A 8.25% 9/30/20 #	3,340,000	3,461,576
Grupo Televisa 5.00% 5/13/45	6,870,000	7,033,458
Historic TW 6.875% 6/15/18	5,285,000	6,108,710
Intelsat Luxembourg
7.75% 6/1/21	980,000	904,050
8.125% 6/1/23	6,025,000	5,544,868
MTN Mauritius Investments 144A 4.755% 11/11/24 #	4,105,000	4,239,069
Netflix 144A 5.875% 2/15/25 #	2,625,000	2,808,750
Numericable-SFR 144A 6.00% 5/15/22 #	1,270,000	1,302,544
Orange 5.50% 2/6/44	4,385,000	5,062,075
SBA Tower Trust
144A 2.24% 4/16/18 #	4,945,000	4,942,968
144A 2.898% 10/15/19 #	755,000	762,006
SES 144A 3.60% 4/4/23 #	3,855,000	3,968,090
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	7,815,000	8,491,920
Sinclair Television Group 144A 5.625% 8/1/24 #	3,070,000	3,139,075
Sprint
7.25% 9/15/21	3,145,000	3,164,656
7.625% 2/15/25	3,355,000	3,307,695
Verizon Communications
4.40% 11/1/34	3,555,000	3,502,048
4.862% 8/21/46	13,255,000	13,417,307
5.15% 9/15/23	2,380,000	2,690,821
Viacom 4.85% 12/15/34	9,435,000	9,357,039
WPP Finance 2010 5.625% 11/15/43	5,409,000	6,269,918
		141,294,056

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Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical – 7.97%
Bed Bath & Beyond 4.915% 8/1/34	11,115,000	$11,628,291
Cencosud 144A 5.15% 2/12/25 #	6,795,000	6,935,337
Fiat Chrysler Automobiles 144A 5.25% 4/15/23 #	4,255,000	4,308,187
General Motors
5.20% 4/1/45	1,825,000	1,938,466
6.25% 10/2/43	2,475,000	2,964,661
General Motors Financial
3.45% 4/10/22	1,500,000	1,491,798
4.00% 1/15/25	3,695,000	3,725,111
4.375% 9/25/21	3,305,000	3,515,297
Host Hotels & Resorts
3.75% 10/15/23	9,670,000	9,723,891
4.75% 3/1/23	3,825,000	4,095,699
International Game Technology 5.35% 10/15/23	5,340,000	5,361,104
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,175,000	1,172,063
Priceline Group 3.65% 3/15/25	8,505,000	8,684,447
QVC
4.375% 3/15/23	6,645,000	6,730,382
5.45% 8/15/34	5,205,000	5,038,289
Signet UK Finance 4.70% 6/15/24	3,995,000	4,159,286
Starwood Hotels & Resorts Worldwide
3.125% 2/15/23	3,984,000	3,895,973
3.75% 3/15/25	3,135,000	3,132,109
TRW Automotive 144A 4.45% 12/1/23 #	8,846,000	8,989,747
Walgreens Boots Alliance 3.80% 11/18/24	6,660,000	6,840,872
Wynn Las Vegas 144A 5.50% 3/1/25 #	2,685,000	2,708,494
ZF North America Capital 144A 4.75% 4/29/25 #	2,788,000	2,808,910
		109,848,414
Consumer Non-Cyclical – 7.60%
Actavis Funding SCS
3.45% 3/15/22	6,185,000	6,293,757
3.80% 3/15/25	6,490,000	6,573,078
Amgen
2.70% 5/1/22	3,205,000	3,182,594
3.125% 5/1/25	4,810,000	4,762,761
Campbell Soup 3.30% 3/19/25	5,670,000	5,720,928
EMD Finance
144A 2.95% 3/19/22 #	2,845,000	2,890,878
144A 3.25% 3/19/25 #	5,515,000	5,555,513
ExamWorks Group 5.625% 4/15/23	1,750,000	1,815,625
JBS Investments 144A 7.75% 10/28/20 #	5,285,000	5,755,365

4     NQ-460 [4/15] 6/15 (14624)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
Medtronic
144A 3.15% 3/15/22 #	6,430,000	$6,648,035
144A 3.50% 3/15/25 #	8,520,000	8,821,480
Merck
2.35% 2/10/22	3,705,000	3,689,050
2.75% 2/10/25	8,995,000	8,921,736
Omnicare 5.00% 12/1/24	3,120,000	3,416,400
Perrigo 5.30% 11/15/43	2,350,000	2,551,611
Perrigo Finance 3.50% 12/15/21	5,730,000	5,868,735
Smucker (J.M.)
144A 3.00% 3/15/22 #	1,440,000	1,447,484
144A 3.50% 3/15/25 #	11,140,000	11,240,928
144A 4.25% 3/15/35 #	1,980,000	1,973,165
Zimmer Holdings
3.15% 4/1/22	1,835,000	1,849,170
3.55% 4/1/25	5,830,000	5,848,481
		104,826,774
Electric – 8.22%
AES Gener 144A 8.375% 12/18/73 #●	7,642,000	8,444,410
Ameren Illinois 9.75% 11/15/18	6,971,000	8,809,636
Calpine 5.50% 2/1/24	3,155,000	3,170,775
ComEd Financing III 6.35% 3/15/33	7,500,000	7,746,427
Dynegy
144A 6.75% 11/1/19 #	1,420,000	1,491,000
144A 7.375% 11/1/22 #	1,630,000	1,744,100
144A 7.625% 11/1/24 #	800,000	864,000
El Paso Electric 3.30% 12/15/22	2,830,000	2,820,336
Electricite de France 144A 5.25% 1/29/49 #●	7,000,000	7,350,000
Enel 144A 8.75% 9/24/73 #●	4,125,000	4,985,063
Entergy Louisiana 3.78% 4/1/25	7,220,000	7,538,691
Integrys Energy Group 6.11% 12/1/66 ●	7,419,000	7,282,565
Korea East-West Power 144A 2.625% 11/27/18 #	6,345,000	6,499,551
NV Energy 6.25% 11/15/20	4,475,000	5,273,662
Pennsylvania Electric 5.20% 4/1/20	16,291,000	18,092,622
Saudi Electricity Global Sukuk 3 144A 5.50% 4/8/44 #	3,494,000	3,821,737
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	8,785,000	8,995,550
Trans-Allegheny Interstate Line 144A 3.85% 6/1/25 #	2,000,000	2,071,116
Transelec 144A 4.25% 1/14/25 #	3,345,000	3,478,037
Wisconsin Energy 6.25% 5/15/67 ●	2,794,000	2,787,015
		113,266,293

NQ-460 [4/15] 6/15 (14624)     5

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy – 14.71%
Anadarko Petroleum 4.50% 7/15/44	4,525,000	$4,560,684
Chesapeake Energy 5.75% 3/15/23	4,570,000	4,490,025
Chevron
1.961% 3/3/20	5,570,000	5,598,524
2.411% 3/3/22	3,180,000	3,191,286
Cimarex Energy 4.375% 6/1/24	2,440,000	2,482,700
CNOOC Finance 2015 Australia 2.625% 5/5/20	3,400,000	3,391,673
CNOOC Finance 2015 USA 3.50% 5/5/25	4,070,000	4,029,039
Continental Resources 4.50% 4/15/23	5,865,000	5,914,160
Dominion Gas Holdings 3.60% 12/15/24	9,080,000	9,483,379
Enbridge Energy Partners 8.05% 10/1/37 ●	6,190,000	6,453,075
Energy Transfer Partners
4.05% 3/15/25	13,015,000	13,045,052
4.90% 3/15/35	2,570,000	2,516,886
Enterprise Products Operating 7.034% 1/15/68 ●	7,271,000	7,898,124
Exxon Mobil
2.397% 3/6/22	2,700,000	2,722,599
2.709% 3/6/25	8,640,000	8,696,860
Kinder Morgan 144A 5.00% 2/15/21 #	2,710,000	2,927,207
Kinder Morgan Energy Partners 9.00% 2/1/19	2,805,000	3,408,302
Korea Gas 144A 2.875% 7/29/18 #	6,425,000	6,642,261
Newfield Exploration 5.625% 7/1/24	6,150,000	6,549,750
Noble Energy
3.90% 11/15/24	1,185,000	1,215,599
5.05% 11/15/44	3,540,000	3,692,804
Noble Holding International 4.00% 3/16/18	740,000	756,284
ONEOK Partners 3.80% 3/15/20	6,800,000	7,016,655
Petrobras Global Finance
3.00% 1/15/19	500,000	468,250
4.875% 3/17/20	8,240,000	7,959,675
Petroleos Mexicanos
144A 4.25% 1/15/25 #	1,920,000	1,936,320
5.50% 6/27/44	2,486,000	2,464,869
144A 5.50% 6/27/44 #	1,000,000	991,500
Petronas Global Sukuk 144A 2.707% 3/18/20 #	5,095,000	5,137,701
Regency Energy Partners 5.875% 3/1/22	3,335,000	3,743,537
Spectra Energy Partners 4.50% 3/15/45	5,505,000	5,393,276
Talisman Energy 3.75% 2/1/21	10,330,000	10,320,207
TransCanada PipeLines
3.75% 10/16/23	3,020,000	3,163,220
6.35% 5/15/67 ●	6,847,000	6,624,473

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(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Valero Energy
3.65% 3/15/25	3,920,000	$3,971,536
4.90% 3/15/45	5,950,000	6,047,604
Weatherford International 4.50% 4/15/22	2,715,000	2,613,616
Williams Partners
4.00% 9/15/25	2,630,000	2,598,887
7.25% 2/1/17	8,087,000	8,852,087
Woodside Finance
144A 3.65% 3/5/25 #	4,215,000	4,180,150
144A 8.75% 3/1/19 #	7,800,000	9,579,648
		202,729,484
Finance Companies – 1.40%
Affiliated Managers Group 3.50% 8/1/25	4,135,000	4,095,937
Aviation Capital Group 144A 6.75% 4/6/21 #	3,415,000	3,971,280
CME Group 3.00% 3/15/25	3,860,000	3,883,805
General Electric Capital 7.125% 12/29/49 ●	6,300,000	7,347,375
		19,298,397
Insurance – 4.02%
American International Group 4.125% 2/15/24	10,655,000	11,479,047
Highmark
144A 4.75% 5/15/21 #	1,685,000	1,767,056
144A 6.125% 5/15/41 #	920,000	952,870
HUB International 144A 7.875% 10/1/21 #	4,540,000	4,687,550
MetLife Capital Trust X 144A 9.25% 4/8/38 #	2,160,000	3,234,600
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	9,115,000	9,248,006
TIAA Asset Management Finance
144A 2.95% 11/1/19 #	3,570,000	3,650,375
144A 4.125% 11/1/24 #	9,450,000	9,922,689
Voya Financial 5.65% 5/15/53 ●	3,040,000	3,199,600
XLIT
4.45% 3/31/25	4,715,000	4,755,893
6.50% 10/29/49 ●	2,822,000	2,490,415
		55,388,101
Real Estate Investment Trusts – 3.39%
AvalonBay Communities 3.50% 11/15/24	4,335,000	4,441,975
Carey (W.P.) 4.60% 4/1/24	3,120,000	3,234,832
CBL & Associates 4.60% 10/15/24	4,920,000	4,960,172
Corporate Office Properties 5.25% 2/15/24	5,730,000	6,191,168
Education Realty Operating Partnership 4.60% 12/1/24	4,170,000	4,344,723
Omega Healthcare Investors 144A 4.50% 1/15/25 #	12,590,000	12,808,562
WEA Finance 144A 3.75% 9/17/24 #	10,505,000	10,807,050
		46,788,482

NQ-460 [4/15] 6/15 (14624)     7

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology – 5.90%
Apple 3.45% 2/9/45	11,590,000	$10,391,826
Baidu 3.25% 8/6/18	8,650,000	8,976,797
Microsoft 3.75% 2/12/45	5,395,000	5,124,592
Molex Electronic Technologies
144A 2.878% 4/15/20 #	11,370,000	11,400,892
144A 3.90% 4/15/25 #	3,860,000	3,865,921
Motorola Solutions
3.50% 3/1/23	2,130,000	2,097,539
4.00% 9/1/24	6,605,000	6,634,940
National Semiconductor 6.60% 6/15/17	6,644,000	7,406,904
Oracle
2.50% 5/15/22	1,640,000	1,631,520
2.95% 5/15/25	3,035,000	3,008,708
3.25% 5/15/30	1,595,000	1,571,715
4.125% 5/15/45	3,265,000	3,225,758
Seagate HDD Cayman 144A 4.75% 1/1/25 #	8,825,000	9,068,270
Tencent Holdings
144A 3.375% 5/2/19 #	5,810,000	5,984,643
144A 3.80% 2/11/25 #	920,000	924,377
		81,314,402
Transportation – 2.32%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	2,585,000	2,617,313
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	1,965,650	2,034,448
American Airlines 2015-1 Class A Pass Through Trust
3.375% 5/1/27 ⧫	3,265,000	3,309,894
ERAC USA Finance 144A 4.50% 2/15/45 #	9,375,000	9,289,809
HPHT Finance 15 144A 2.875% 3/17/20 #	4,665,000	4,731,182
Trinity Industries 4.55% 10/1/24	4,290,000	4,241,085
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	1,560,000	1,653,600
United Airlines 2014-2 Class A Pass-Through Trust
3.75% 9/3/26 ⧫	3,885,000	4,059,825
		31,937,156
Utilities – 0.36%
American Water Capital 3.40% 3/1/25	4,800,000	4,962,403
		4,962,403
Total Corporate Bonds (cost $1,232,797,823)		1,244,921,827

8     NQ-460 [4/15] 6/15 (14624)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 1.28%
California (Various Purpose)
5.00% 4/1/43	6,520,000	$7,306,897
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	5,365,000	7,675,437
Texas Private Activity Bond Surface Transportation
Revenue Bond
(Senior Lien NTE Mobility Partners Segment 3) 6.75%
6/30/43 (AMT)	2,200,000	2,678,273
Total Municipal Bonds (cost $14,525,568)		17,660,607

Senior Secured Loans – 0.49%«
iHeartCommunications (Clear Channel Communications)
Tranche D 6.934% 1/30/19	3,620,000	3,472,485
Rite Aid 2nd Lien 5.75% 8/21/20	3,299,000	3,331,304
Total Senior Secured Loans (cost $6,862,661)		6,803,789

U.S. Treasury Obligation – 0.97%
U.S. Treasury Note
1.375% 3/31/20	13,340,000	13,298,313
Total U.S. Treasury Obligation (cost $13,324,888)		13,298,313

	Number of shares
Preferred Stock – 2.72%
Alabama Power 5.625%	118,065	2,963,431
Ally Financial
144A 7.00% #	2,002	2,049,798
8.50% ●	80,000	2,120,000
Bank of America 6.10% ●	2,840,000	2,903,900
DTE Energy 5.25%	305,000	7,646,350
Entergy Arkansas 4.90%	285,000	7,170,600
GMAC Capital Trust I 8.125% ●	50,000	1,314,000
Morgan Stanley 5.55% ●	6,595,000	6,644,463
Qwest 6.125%	184,675	4,666,737
Total Preferred Stock (cost $35,955,444)		37,479,279

	Principal amount°
Short-Term Investments – 3.43%
Discount Notes – 1.27%≠
Federal Home Loan Bank
0.05% 6/1/15	3,576,834	3,576,690

NQ-460 [4/15] 6/15 (14624)     9

Schedule of investments
Delaware Corporate Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.065% 6/5/15	1,583,615	$1,583,541
0.075% 6/4/15	1,571,847	1,571,772
0.075% 6/29/15	1,571,847	1,571,732
0.08% 7/17/15	2,673,567	2,673,245
0.08% 7/22/15	3,564,756	3,564,302
0.095% 7/14/15	2,986,509	2,986,154
		17,527,436
Repurchase Agreements – 2.16%
Bank of America Merrill Lynch
0.06%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $10,569,455 (collateralized by U.S.
government obligations 0.25%–2.00%
8/31/21–1/15/25; market value $10,780,826)	10,569,437	10,569,437
Bank of Montreal
0.08%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $8,807,884 (collateralized by U.S.
government obligations 0.00%–9.125%
2/4/16–7/15/24; market value $8,984,024)	8,807,864	8,807,864
BNP Paribas
0.10%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $10,435,728 (collateralized by U.S.
government obligations 0.00%–2.00%
8/6/15–11/15/42; market value $10,644,413)	10,435,699	10,435,699
		29,813,000
Total Short-Term Investments (cost $47,339,727)		47,340,436

Total Value of Securities – 99.21%
(cost $1,350,806,111)		1,367,504,251
Receivables and Other Assets Net of Liabilities – 0.79% ★		10,845,627
Net Assets – 100.00%		$1,378,349,878

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $404,581,767, which represents 29.35% of the Fund’s net assets.
⧫	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
★	Includes $316,000 cash collateral held for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.

10     NQ-460 [4/15] 6/15 (14624)

(Unaudited)

●	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.

The following futures contracts were outstanding at April 30, 2015:

Futures Contracts

Contracts to Buy (Sell)		Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(234)	U.S. Treasury 10 yr Notes	$(30,036,147)	$(30,039,750)	6/22/15	$(3,603)

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
yr – Year

NQ-460 [4/15] 6/15 (14624)     11

Notes
Delaware Corporate Bond Fund	April 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Corporate Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

12     NQ-460 [4/15] 6/15 (14624)

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Delaware Corporate Bond Fund
	Level 1	Level 2	Total
Corporate Debt	$—	$1,244,921,827	$1,244,921,827
Municipal Bonds	—	17,660,607	17,660,607
Senior Secured Loans	—	6,803,789	6,803,789
Preferred Stock[1]	25,881,118	11,598,161	37,479,279
U.S. Treasury Obligations	—	13,298,313	13,298,313
Short-Term Investments	—	47,340,436	47,340,436
Total	$25,881,118	$1,341,623,133	$1,367,504,251
Futures Contracts	$(3,603)	$—	$(3,603)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	69.05%	30.95%	100.00%

NQ-460 [4/15] 6/15 (14624)     13

(Unaudited)

During the period ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

14     NQ-460 [4/15] 6/15 (14624)

Schedule of investments Delaware Extended Duration Bond Fund	April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 91.55%
Banking – 7.63%
Ally Financial 8.00% 11/1/31	595,000	$748,956
Bank of America
3.95% 4/21/25	1,575,000	1,554,440
4.75% 4/21/45	3,020,000	2,991,008
BBVA Bancomer 144A 7.25% 4/22/20 #	3,095,000	3,512,825
Credit Suisse 144A 6.50% 8/8/23 #	3,170,000	3,627,447
Credit Suisse Group 144A 7.50% 12/29/49 #●	1,670,000	1,791,075
HSBC Holdings 6.375% 3/29/49 ●	1,500,000	1,552,500
ING Groep 6.50% 12/29/49 ●	2,755,000	2,753,278
JPMorgan Chase 6.75% 1/29/49 ●	1,555,000	1,706,301
KeyBank 6.95% 2/1/28	2,467,000	3,284,070
Lloyds Banking Group 7.50% 4/30/49 ●	1,700,000	1,819,000
Morgan Stanley
3.95% 4/23/27	5,100,000	5,018,273
4.35% 9/8/26	2,025,000	2,067,529
PNC Preferred Funding Trust II 144A 1.493% 3/29/49 #●	3,900,000	3,597,750
Popular 7.00% 7/1/19	1,700,000	1,723,375
SVB Financial Group 3.50% 1/29/25	2,440,000	2,409,978
UBS 7.625% 8/17/22	4,020,000	4,837,869
USB Capital IX 3.50% 10/29/49 ●	810,000	683,397
USB Realty 144A 1.422% 12/29/49 #●	400,000	366,000
Wells Fargo
3.90% 5/1/45	3,840,000	3,730,283
5.875% 12/29/49 ●	1,140,000	1,212,675
Woori Bank 144A 4.75% 4/30/24 #	2,300,000	2,448,106
		53,436,135
Basic Industry – 6.05%
ArcelorMittal 7.75% 10/15/39	1,630,000	1,691,125
CF Industries 5.375% 3/15/44	6,364,000	6,968,268
Dow Chemical 4.625% 10/1/44	5,575,000	5,699,886
Georgia-Pacific 8.00% 1/15/24	3,280,000	4,354,479
LyondellBasell Industries 4.625% 2/26/55	6,020,000	5,827,535
Methanex 5.65% 12/1/44	6,715,000	6,893,841
Mexichem 144A 5.875% 9/17/44 #	3,595,000	3,577,025
NOVA Chemicals 144A 5.00% 5/1/25 #	1,995,000	2,107,219
OCP 144A 4.50% 10/22/25 #	1,440,000	1,398,600
TPC Group 144A 8.75% 12/15/20 #	1,730,000	1,660,800
Valspar 4.40% 2/1/45	2,250,000	2,221,983
		42,400,761
Brokerage – 1.51%
Jefferies Group
6.45% 6/8/27	2,640,000	2,831,925

NQ-464 [4/15] 6/15 (14625)     1

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Brokerage (continued)
Jefferies Group
6.50% 1/20/43	1,985,000	$1,980,776
Legg Mason 5.625% 1/15/44	5,000,000	5,753,965
		10,566,666
Capital Goods – 2.32%
Algeco Scotsman Global Finance 144A 8.50% 10/15/18 #	3,065,000	2,980,713
Ingersoll-Rand Luxembourg Finance 4.65% 11/1/44	2,500,000	2,558,050
United Rentals North America 5.50% 7/15/25	710,000	721,928
United Technologies 4.15% 5/15/45	1,815,000	1,831,916
Valmont Industries 5.00% 10/1/44	6,255,000	6,043,806
Votorantim Cimentos 144A 7.25% 4/5/41 #	2,015,000	2,085,525
		16,221,938
Communications – 10.42%
Altice 144A 7.75% 5/15/22 #	2,070,000	2,095,896
Altice Financing 144A 6.625% 2/15/23 #	1,040,000	1,076,400
AT&T
4.35% 6/15/45	3,740,000	3,470,065
4.50% 5/15/35	7,580,000	7,446,600
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	1,575,000	1,745,998
Columbus International 144A 7.375% 3/30/21 #	2,435,000	2,660,237
Deutsche Telekom International Finance 8.75% 6/15/30	1,335,000	1,997,617
Digicel Group 144A 8.25% 9/30/20 #	1,745,000	1,808,518
Grupo Televisa 5.00% 5/13/45	3,785,000	3,875,056
Intelsat Luxembourg
7.75% 6/1/21	525,000	484,313
8.125% 6/1/23	1,240,000	1,141,184
MTN Mauritius Investments 144A 4.755% 11/11/24 #	1,450,000	1,497,357
Netflix 144A 5.875% 2/15/25 #	1,370,000	1,465,900
Numericable-SFR 144A 6.00% 5/15/22 #	665,000	682,041
Orange 5.50% 2/6/44	2,695,000	3,111,127
Qwest 6.875% 9/15/33	3,510,000	3,556,058
SES GLOBAL Americas Holdings 144A 5.30% 3/25/44 #	7,775,000	8,448,455
Sinclair Television Group 144A 5.625% 8/1/24 #	1,595,000	1,630,887
Sprint
7.25% 9/15/21	1,650,000	1,660,313
7.625% 2/15/25	1,750,000	1,725,325
Verizon Communications
4.40% 11/1/34	1,860,000	1,832,295
4.862% 8/21/46	6,993,000	7,078,629
Viacom 4.85% 12/15/34	4,940,000	4,899,181

2     NQ-464 [4/15] 6/15 (14625)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
WPP Finance 2010 5.625% 11/15/43	6,550,000	$7,592,524
		72,981,976
Consumer Cyclical – 5.14%
Alfa 144A 6.875% 3/25/44 #	2,800,000	3,142,580
Bed Bath & Beyond 4.915% 8/1/34	4,670,000	4,885,661
Cencosud 144A 5.15% 2/12/25 #	3,455,000	3,526,356
General Motors
5.20% 4/1/45	6,155,000	6,537,675
6.25% 10/2/43	1,295,000	1,551,207
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	700,000	698,250
QVC
5.45% 8/15/34	3,040,000	2,942,632
5.95% 3/15/43	3,000,000	2,997,429
Starwood Hotels & Resorts Worldwide 4.50% 10/1/34	4,785,000	4,750,720
Walgreens Boots Alliance 4.80% 11/18/44	3,402,000	3,540,655
Wynn Las Vegas 144A 5.50% 3/1/25 #	1,410,000	1,422,337
		35,995,502
Consumer Non-Cyclical – 13.02%
Actavis Funding SCS 4.75% 3/15/45	7,175,000	7,282,266
AmerisourceBergen 4.25% 3/1/45	5,715,000	5,757,051
Amgen 4.40% 5/1/45	5,900,000	5,836,256
Celgene
4.625% 5/15/44	2,000,000	2,055,988
5.25% 8/15/43	4,315,000	4,892,878
Gilead Sciences 4.50% 2/1/45	4,900,000	5,174,714
Hasbro 5.10% 5/15/44	5,700,000	5,968,014
JBS Investments 144A 7.75% 10/28/20 #	2,805,000	3,054,645
Lilly (Eli) 3.70% 3/1/45	4,290,000	4,157,272
Medtronic 144A 4.625% 3/15/45 #	8,210,000	8,865,281
Merck 3.70% 2/10/45	6,500,000	6,299,053
Omnicare 5.00% 12/1/24	1,595,000	1,746,525
Perrigo 5.30% 11/15/43	4,565,000	4,956,640
Perrigo Finance 4.90% 12/15/44	2,910,000	3,013,078
Quest Diagnostics 4.70% 3/30/45	2,015,000	2,003,373
S.C. Johnson & Son 144A 4.35% 9/30/44 #	3,050,000	3,191,294
Smucker (J.M.)
144A 4.25% 3/15/35 #	1,040,000	1,036,410
144A 4.375% 3/15/45 #	5,370,000	5,369,178
Zimmer Holdings 4.45% 8/15/45	6,750,000	6,699,179
Zoetis 4.70% 2/1/43	3,800,000	3,855,043
		91,214,138

NQ-464 [4/15] 6/15 (14625)     3

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Electric – 13.18%
AES Gener 144A 8.375% 12/18/73 #●	1,877,000	$2,074,085
American Transmission Systems 144A 5.00% 9/1/44 #	5,200,000	5,737,602
Appalachian Power 4.40% 5/15/44	6,950,000	7,401,090
Berkshire Hathaway Energy 4.50% 2/1/45	6,950,000	7,462,694
Calpine 5.50% 2/1/24	1,670,000	1,678,350
ComEd Financing III 6.35% 3/15/33	4,800,000	4,957,714
Consumers Energy 4.35% 8/31/64	2,815,000	2,928,799
Duke Energy Progress 4.15% 12/1/44	1,985,000	2,111,760
Dynegy
144A 6.75% 11/1/19 #	755,000	792,750
144A 7.375% 11/1/22 #	860,000	920,200
144A 7.625% 11/1/24 #	430,000	464,400
El Paso Electric 3.30% 12/15/22	1,695,000	1,689,212
Electricite de France 144A 5.25% 1/29/49 #●	3,635,000	3,816,750
Enel 144A 8.75% 9/24/73 #●	1,485,000	1,794,623
Enel Finance International 144A 6.00% 10/7/39 #	4,800,000	5,649,422
Entergy Arkansas 4.95% 12/15/44	2,765,000	2,857,655
Entergy Louisiana 4.95% 1/15/45	125,000	127,829
Georgia Power 4.30% 3/15/43	3,000,000	3,194,361
Integrys Energy Group 6.11% 12/1/66 ●	4,135,000	4,058,957
NorthWestern 4.176% 11/15/44	4,675,000	4,969,039
Oklahoma Gas & Electric 4.00% 12/15/44	3,750,000	3,864,034
Oncor Electric Delivery 144A 3.75% 4/1/45 #	5,265,000	5,102,833
Puget Sound Energy 4.434% 11/15/41	4,870,000	5,347,007
Saudi Electricity Global Sukuk 2 144A 5.06% 4/8/43 #	5,900,000	6,109,450
South Carolina Electric & Gas 4.50% 6/1/64	5,600,000	5,820,629
Wisconsin Energy 6.25% 5/15/67 ●	1,395,000	1,391,513
		92,322,758
Energy – 12.79%
Anadarko Petroleum 4.50% 7/15/44	2,365,000	2,383,650
Chesapeake Energy 5.75% 3/15/23	650,000	638,625
CNOOC Finance 2015 USA 3.50% 5/5/25	4,165,000	4,123,083
Continental Resources 4.50% 4/15/23	4,105,000	4,139,408
Dominion Gas Holdings 4.60% 12/15/44	8,260,000	8,731,753
Enbridge Energy Partners 8.05% 10/1/37 ●	4,350,000	4,534,875
Energy Transfer Partners 4.90% 3/15/35	6,685,000	6,546,841
Eni 144A 5.70% 10/1/40 #	3,450,000	3,742,418
EnLink Midstream Partners
5.05% 4/1/45	1,380,000	1,385,095
5.60% 4/1/44	6,450,000	6,914,858
Enterprise Products Operating 7.034% 1/15/68 ●	2,830,000	3,074,087
Magellan Midstream Partners 4.20% 3/15/45	5,715,000	5,497,453

4     NQ-464 [4/15] 6/15 (14625)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Noble Energy
5.05% 11/15/44	3,170,000	$3,306,833
5.25% 11/15/43	1,465,000	1,572,619
Petroleos Mexicanos
144A 5.50% 6/27/44 #	1,405,000	1,393,057
6.375% 1/23/45	1,595,000	1,760,083
Petronas Capital 144A 4.50% 3/18/45 #	3,225,000	3,304,922
Spectra Energy Partners 4.50% 3/15/45	2,875,000	2,816,652
Talisman Energy 5.50% 5/15/42	3,500,000	3,434,421
TransCanada PipeLines 6.35% 5/15/67 ●	3,585,000	3,468,487
Valero Energy 4.90% 3/15/45	8,435,000	8,573,368
Weatherford International 5.95% 4/15/42	2,590,000	2,368,335
Williams Partners 5.10% 9/15/45	6,240,000	5,885,474
		89,596,397
Finance Companies – 3.25%
Blackstone Holdings Finance 144A 5.00% 6/15/44 #	4,180,000	4,470,573
Carlyle Holdings II Finance 144A 5.625% 3/30/43 #	5,240,000	5,865,216
General Electric Capital 7.125% 12/29/49 ●	3,900,000	4,548,375
KKR Group Finance III 144A 5.125% 6/1/44 #	5,675,000	5,794,515
Neuberger Berman Group 144A 4.875% 4/15/45 #	2,140,000	2,053,568
		22,732,247
Insurance – 6.34%
Alleghany 4.90% 9/15/44	3,525,000	3,598,620
American International Group 3.875% 1/15/35	5,500,000	5,373,131
Highmark 144A 6.125% 5/15/41 #	3,410,000	3,531,832
HUB International 144A 7.875% 10/1/21 #	2,410,000	2,488,325
MetLife Capital Trust IV 144A 7.875% 12/15/37 #	900,000	1,197,000
MetLife Capital Trust X 144A 9.25% 4/8/38 #	1,100,000	1,647,250
Nationwide Mutual Insurance 144A 4.95% 4/22/44 #	3,200,000	3,302,288
TIAA Asset Management Finance 144A 4.125% 11/1/24 #	7,400,000	7,770,148
Transatlantic Holdings 8.00% 11/30/39	704,000	967,576
Trinity Acquisition 6.125% 8/15/43	4,570,000	5,151,121
Voya Financial 5.65% 5/15/53 ●	1,400,000	1,473,500
XLIT
5.50% 3/31/45	6,745,000	6,613,014
6.50% 10/29/49 ●	1,480,000	1,306,100
		44,419,905
Natural Gas – 1.03%
Laclede Group 4.70% 8/15/44	6,750,000	7,209,527
		7,209,527
Real Estate Investment Trusts – 1.95%
Federal Realty Investment Trust 4.50% 12/1/44	4,000,000	4,203,212

NQ-464 [4/15] 6/15 (14625)     5

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Real Estate Investment Trusts (continued)
Omega Healthcare Investors 144A 4.50% 4/1/27 #	2,225,000	$2,190,179
WEA Finance
144A 3.75% 9/17/24 #	3,500,000	3,600,635
144A 4.75% 9/17/44 #	3,415,000	3,629,032
		13,623,058
Technology – 5.08%
Apple 3.45% 2/9/45	8,100,000	7,262,622
Microsoft
3.50% 2/12/35	1,310,000	1,251,146
3.75% 2/12/45	565,000	536,681
4.00% 2/12/55	8,605,000	8,129,307
Motorola Solutions 5.50% 9/1/44	5,065,000	5,060,391
Oracle 4.125% 5/15/45	4,340,000	4,287,838
Seagate HDD Cayman
144A 4.75% 1/1/25 #	3,535,000	3,632,446
144A 5.75% 12/1/34 #	645,000	684,686
Xerox 4.80% 3/1/35	4,990,000	4,723,484
		35,568,601
Transportation – 1.84%
ERAC USA Finance 144A 4.50% 2/15/45 #	8,740,000	8,660,580
Union Pacific 3.875% 2/1/55	4,455,000	4,237,485
		12,898,065
Total Corporate Bonds (cost $630,040,171)		641,187,674

Municipal Bonds – 4.08%
California (Various Purpose)
5.00% 4/1/43	3,210,000	3,596,998
Chicago, Illinois O’Hare International Airport Revenue
(Taxable Build America Bond) Series B 6.395% 1/1/40	3,800,000	5,047,084
Long Island Power Authority, New York Electric System
Revenue (Taxable Build America Bond)
Series B 5.85% 5/1/41	3,600,000	4,142,808
Los Angeles, California Department of Water & Power
Revenue (Taxable Build America Bond)
Series D 6.574% 7/1/45	2,225,000	3,183,196
Metropolitan Transportation Authority, New York Revenue
(Taxable Build America Bond) Series A2 6.089%
11/15/40	3,205,000	4,187,429
Oregon Department of Transportation Highway User Tax
Revenue (Taxable Build America Bond-Subordinate Lien)
Series A 5.834% 11/15/34	1,605,000	2,072,633

6     NQ-464 [4/15] 6/15 (14625)

(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Texas Private Activity Bond Surface Transportation
Revenue Bond
(Senior Lien NTE Mobility Partners Segment 3) 6.75%
6/30/43 (AMT)	500,000	$608,700
Texas State Transportation Commission
(Senior Lien Mobility Fund) Series A 5.00% 10/1/44	5,000,000	5,748,750
Total Municipal Bonds (cost $24,209,168)		28,587,598

Senior Secured Loans – 0.42%«
Quickrete 2nd Lien 7.00% 3/30/21	1,122,947	1,135,230
Rite Aid 2nd Lien 5.75% 8/21/20	1,815,000	1,832,772
Total Senior Secured Loans (cost $3,015,934)		2,968,002

	Number of shares
Preferred Stock – 2.65%
Alabama Power 5.625%	16,200	406,620
Ally Financial
144A 7.00% #	1,697	1,737,516
8.50% ●	40,000	1,060,000
Bank of America 6.10% ●	1,490,000	1,523,525
DTE Energy 5.25%	175,000	4,387,250
Entergy Arkansas 4.90%	170,000	4,277,200
Morgan Stanley 5.55% ●	2,805,000	2,826,037
Qwest 6.125%	93,600	2,365,272
Total Preferred Stock (cost $17,918,445)		18,583,420

	Principal amount°
Short-Term Investments – 0.86%
Discount Notes – 0.86%≠
Federal Home Loan Bank
0.05% 6/1/15	1,368,088	1,368,044
0.065% 6/5/15	605,710	605,688
0.075% 6/4/15	273,671	273,662
0.075% 6/29/15	273,671	273,655
0.08% 7/17/15	1,266,520	1,266,385
0.08% 7/22/15	1,688,693	1,688,501
0.095% 7/14/15	519,976	519,922
Total Short-Term Investments (cost $5,995,554)		5,995,857

NQ-464 [4/15] 6/15 (14625)     7

Schedule of investments
Delaware Extended Duration Bond Fund (Unaudited)

Total Value of Securities – 99.56%
(cost $681,179,272)	$697,322,551
Receivables and Other Assets Net of Liabilities – 0.44% ★	3,049,766
Net Assets – 100.00%	$700,372,317

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $185,729,406, which represents 26.52% of the Fund’s net assets.

★	Includes $1,056,000 cash collateral held for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.

The following futures contracts were outstanding at April 30, 2015:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contracts to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
447	U.S. Treasury 10 yr Notes	$57,630,453	$57,383,625	6/22/15	$(246,828)
119	U.S. Treasury Ultra Bond	20,014,626	19,575,500	6/22/15	(439,126)
		$77,645,079			$(685,954)

The use of futures contracts elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

Summary of abbreviations:
AMT – Subject to Alternative Minimum Tax
yr – Year

8     NQ-464 [4/15] 6/15 (14625)

Notes Delaware Extended Duration Bond Fund	April 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds - Delaware Extended Duration Bond Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts and interest rate swap options contracts (swaptions) are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed; attributes of the collateral; yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

NQ-464 [4/15] 6/15 (14625)     9

(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Delaware Extended Duration Bond Fund
	Level 1	Level 2	Total
Corporate Debt	$—	$641,187,674	$641,187,674
Municipal Bonds	—	28,587,598	28,587,598
Senior Secured Loans	—	2,968,002	2,968,002
Preferred Stock[1]	12,496,342	6,087,078	18,583,420
Short-Term Investments	—	5,995,857	5,995,857
Total	$12,496,342	$684,826,209	$697,322,551
Futures Contracts	$(685,954)	$—	$(685,954)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total market value of this security type:

	Level 1	Level 2	Total
Preferred Stock	67.24%	32.76%	100.00%

During the period ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

10     NQ-464 [4/15] 6/15 (14625)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-464 [4/15] 6/15 (14625)     11

Schedule of investments
Delaware High-Yield Opportunities Fund	April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds – 89.34%
Automotive – 1.23%
International Automotive Components Group 144A
9.125% 6/1/18 #	2,568,000	$2,657,880
Meritor
6.25% 2/15/24	240,000	246,600
6.75% 6/15/21	1,780,000	1,869,000
Tupy Overseas 144A 6.625% 7/17/24 #	825,000	834,281
ZF North America Capital
144A 4.00% 4/29/20 #	455,000	460,119
144A 4.50% 4/29/22 #	770,000	772,406
144A 4.75% 4/29/25 #	150,000	151,125
		6,991,411
Banking – 4.53%
Bank of America 6.50% 10/29/49 ●	3,145,000	3,349,425
Barclays Bank 7.625% 11/21/22	3,065,000	3,596,394
Credit Suisse Group 144A 7.50% 12/29/49 #●	3,010,000	3,228,225
Goldman Sachs Group 5.375% 12/29/49 ●	980,000	980,245
HSBC Holdings 6.375% 12/29/49 ●	3,160,000	3,271,390
ING Groep 6.50% 12/29/49 ●	1,975,000	1,973,765
JPMorgan Chase 6.75% 1/29/49 ●	2,790,000	3,061,467
Lloyds Banking Group 7.50% 4/30/49 ●	3,210,000	3,434,700
Popular 7.00% 7/1/19	2,823,000	2,861,816
		25,757,427
Basic Industry – 9.43%
AK Steel
7.625% 5/15/20	2,192,000	1,912,520
7.625% 10/1/21	1,040,000	863,200
ArcelorMittal 6.25% 3/1/21	790,000	829,105
Builders FirstSource 144A 7.625% 6/1/21 #	2,796,000	2,928,810
Cemex 144A 7.25% 1/15/21 #	3,835,000	4,160,975
Cliffs Natural Resources 5.95% 1/15/18	1,020,000	836,400
CPG Merger Sub 144A 8.00% 10/1/21 #	2,115,000	2,220,750
Evolution Escrow Issuer 144A 7.50% 3/15/22 #	1,870,000	1,898,050
First Quantum Minerals
144A 6.75% 2/15/20 #	910,000	850,850
144A 7.00% 2/15/21 #	1,560,000	1,462,500
144A 7.25% 5/15/22 #	740,000	691,900
FMG Resources August 2006
144A 8.25% 11/1/19 #	1,282,000	1,123,353
144A 9.75% 3/1/22 #	1,055,000	1,089,947
Grace (W.R.) 144A 5.625% 10/1/24 #	1,160,000	1,251,350
Hexion 144A 10.00% 4/15/20 #	1,320,000	1,362,900
INEOS Group Holdings 144A 6.125% 8/15/18 #	535,000	547,037

NQ-137 [4/15] 6/15 (14621)     1

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Kissner Milling 144A 7.25% 6/1/19 #	1,285,000	$1,325,156
LSB Industries 7.75% 8/1/19	1,600,000	1,712,000
Lundin Mining 144A 7.875% 11/1/22 #	3,010,000	3,198,125
NCI Building Systems 144A 8.25% 1/15/23 #	1,445,000	1,538,925
New Gold 144A 6.25% 11/15/22 #	2,135,000	2,124,325
Norbord 144A 6.25% 4/15/23 #	1,065,000	1,076,981
NOVA Chemicals 144A 5.00% 5/1/25 #	1,720,000	1,816,750
Polymer Group 144A 6.875% 6/1/19 #	3,485,000	3,323,819
Rayonier AM Products 144A 5.50% 6/1/24 #	2,755,000	2,438,175
Ryerson
9.00% 10/15/17	2,027,000	2,066,425
11.25% 10/15/18	712,000	726,240
Steel Dynamics 144A 5.50% 10/1/24 #	1,830,000	1,894,050
TPC Group 144A 8.75% 12/15/20 #	3,665,000	3,518,400
Trinseo Materials Operating SCA 144A 6.75% 5/1/22 #	445,000	451,397
Wise Metals Group 144A 8.75% 12/15/18 #	1,325,000	1,440,937
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	895,000	973,313
		53,654,665
Capital Goods –6.42%
Accudyne Industries 144A 7.75% 12/15/20 #	2,225,000	2,024,750
Ardagh Packaging Finance 144A 6.00% 6/30/21 #	2,065,000	2,106,300
BWAY Holding 144A 9.125% 8/15/21 #	4,715,000	4,880,025
Consolidated Container 144A 10.125% 7/15/20 #	2,624,000	2,296,000
Gardner Denver 144A 6.875% 8/15/21 #	4,115,000	3,847,525
Gates Global 144A 6.00% 7/15/22 #	3,105,000	2,910,937
KLX 144A 5.875% 12/1/22 #	2,490,000	2,518,013
Milacron 144A 7.75% 2/15/21 #	1,405,000	1,468,225
Plastipak Holdings 144A 6.50% 10/1/21 #	3,210,000	3,306,300
Reynolds Group Issuer 8.25% 2/15/21	3,090,000	3,302,437
Signode Industrial Group 144A 6.375% 5/1/22 #	2,845,000	2,859,225
TransDigm
6.00% 7/15/22	2,840,000	2,871,950
6.50% 7/15/24	2,085,000	2,126,387
		36,518,074
Consumer Cyclical – 5.62%
American Tire Distributors 144A 10.25% 3/1/22 #	1,295,000	1,362,987
Chinos Intermediate Holdings A 144A PIK
7.75% 5/1/19 #❆	1,950,000	1,667,250
DBP Holding 144A 7.75% 10/15/20 #	1,989,000	1,670,760
Family Tree Escrow
144A 5.25% 3/1/20 #	380,000	399,950
144A 5.75% 3/1/23 #	2,040,000	2,152,200

2     NQ-137 [4/15] 6/15 (14621)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Cyclical (continued)
Landry’s 144A 9.375% 5/1/20 #	5,521,000	$5,935,075
Lennar 4.75% 5/30/25	1,955,000	1,950,113
Midas Intermediate Holdco II 144A 7.875% 10/1/22 #	1,480,000	1,476,300
Neiman Marcus Group 144A PIK 8.75% 10/15/21 #❆	525,000	567,000
Party City Holdings 8.875% 8/1/20	1,133,000	1,230,721
PC Nextco Holdings 8.75% 8/15/19	1,580,000	1,611,600
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	2,077,000	2,154,887
Rite Aid 144A 6.125% 4/1/23 #	2,870,000	2,988,387
RSI Home Products 144A 6.50% 3/15/23 #	2,010,000	2,105,475
Sabre GLBL 144A 5.375% 4/15/23 #	1,320,000	1,353,000
Wynn Las Vegas 144A 5.50% 3/1/25 #	3,360,000	3,389,400
		32,015,105
Consumer Non-Cyclical – 4.27%
Avis Budget Car Rental 144A 5.25% 3/15/25 #	3,015,000	2,996,156
Concordia Healthcare 144A 7.00% 4/15/23 #	915,000	931,013
Cott Beverages
144A 5.375% 7/1/22 #	790,000	761,402
144A 6.75% 1/1/20 #	2,505,000	2,630,250
ESAL 144A 6.25% 2/5/23 #	440,000	437,668
ExamWorks Group 5.625% 4/15/23	2,590,000	2,687,125
JBS Investments
144A 7.25% 4/3/24 #	715,000	747,533
144A 7.75% 10/28/20 #	3,897,000	4,243,833
Prestige Brands 144A 5.375% 12/15/21 #	2,076,000	2,112,330
Spectrum Brands
144A 6.125% 12/15/24 #	1,485,000	1,581,525
6.625% 11/15/22	1,690,000	1,816,750
SUPERVALU 7.75% 11/15/22	3,130,000	3,380,400
		24,325,985
Energy – 10.15%
Baytex Energy 144A 5.625% 6/1/24 #	2,840,000	2,761,900
California Resources
144A 5.50% 9/15/21 #	2,715,000	2,586,037
144A 6.00% 11/15/24 #	1,670,000	1,578,150
Calumet Specialty Products Partners 7.625% 1/15/22	4,110,000	4,192,200
Chaparral Energy
7.625% 11/15/22	1,865,000	1,505,987
8.25% 9/1/21	1,579,000	1,294,780
CHC Helicopter 9.25% 10/15/20	1,183,500	1,038,876
Chesapeake Energy
4.875% 4/15/22	3,440,000	3,190,600
5.75% 3/15/23	985,000	967,763

NQ-137 [4/15] 6/15 (14621)     3

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Comstock Resources 144A 10.00% 3/15/20 #	2,005,000	$1,974,925
CSI Compressco 144A 7.25% 8/15/22 #	1,950,000	1,784,250
Energy Transfer Equity 5.875% 1/15/24	1,400,000	1,477,000
Exterran Partners 6.00% 4/1/21	1,340,000	1,319,900
Genesis Energy 5.75% 2/15/21	895,000	892,763
Halcon Resources
144A 8.625% 2/1/20 #	260,000	271,213
9.75% 7/15/20	3,940,000	3,250,500
Laredo Petroleum
5.625% 1/15/22	2,560,000	2,588,800
7.375% 5/1/22	698,000	750,350
Linn Energy 6.25% 11/1/19	2,460,000	2,091,000
MarkWest Energy Partners 4.875% 12/1/24	2,425,000	2,520,545
Murphy Oil USA 6.00% 8/15/23	2,875,000	3,093,500
Northern Oil & Gas 8.00% 6/1/20	2,785,000	2,684,044
NuStar Logistics 6.75% 2/1/21	1,970,000	2,117,866
Oasis Petroleum 6.875% 3/15/22	3,485,000	3,563,413
Ocean Rig UDW 144A 7.25% 4/1/19 #	1,295,000	877,363
PDC Energy 7.75% 10/15/22	1,737,000	1,858,590
Pioneer Energy Services 6.125% 3/15/22	3,085,000	2,375,450
Sabine Pass Liquefaction 144A 5.625% 3/1/25 #	1,685,000	1,700,671
Weatherford International 4.50% 4/15/22	1,485,000	1,429,547
		57,737,983
Financials – 2.50%
Ally Financial 4.625% 3/30/25	1,775,000	1,773,890
Argos Merger Sub 144A 7.125% 3/15/23 #	1,485,000	1,562,963
Communications Sales & Leasing 144A 8.25% 10/15/23 #	1,040,000	1,069,900
Consolidated Energy Finance 144A 6.75% 10/15/19 #	3,228,000	3,308,700
E*TRADE Financial 5.375% 11/15/22	1,895,000	2,018,175
Infinity Acquisition 144A 7.25% 8/1/22 #	1,720,000	1,629,700
James Hardie International Finance 144A
5.875% 2/15/23 #	2,715,000	2,843,963
		14,207,291
Healthcare – 6.69%
21st Century Oncology 144A 11.00% 5/1/23 #	1,300,000	1,301,625
Community Health Systems 6.875% 2/1/22	3,750,000	3,998,437
DaVita HealthCare Partners
5.00% 5/1/25	835,000	835,522
5.125% 7/15/24	665,000	677,967
DJO Finco 144A 8.125% 6/15/21 #	650,000	661,375
HCA 5.375% 2/1/25	2,520,000	2,658,600
HealthSouth 5.75% 11/1/24	1,285,000	1,362,100

4     NQ-137 [4/15] 6/15 (14621)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
IASIS Healthcare 8.375% 5/15/19	2,040,000	$2,121,600
Immucor 11.125% 8/15/19	4,105,000	4,433,400
JLL 144A PIK 8.75% 5/1/20 #❆	1,300,000	1,316,250
Kinetic Concepts
10.50% 11/1/18	996,000	1,074,435
12.50% 11/1/19	1,400,000	1,532,860
Mallinckrodt International Finance
4.75% 4/15/23	1,685,000	1,617,600
144A 5.50% 4/15/25 #	1,120,000	1,148,000
Omnicare 5.00% 12/1/24	1,640,000	1,795,800
Par Pharmaceutical 7.375% 10/15/20	4,281,000	4,596,724
Tenet Healthcare
144A 5.00% 3/1/19 #	1,265,000	1,260,256
8.125% 4/1/22	3,025,000	3,308,594
Valeant Pharmaceuticals International
144A 5.875% 5/15/23 #	625,000	642,969
144A 6.125% 4/15/25 #	1,655,000	1,711,890
		38,056,004
Insurance – 1.48%
HUB International 144A 7.875% 10/1/21 #	3,065,000	3,164,613
USI 144A 7.75% 1/15/21 #	3,120,000	3,213,600
XLIT 6.50% 10/29/49 ●	2,337,000	2,062,403
		8,440,616
Media – 12.26%
Altice
144A 7.625% 2/15/25 #	1,400,000	1,419,320
144A 7.75% 5/15/22 #	3,280,000	3,321,033
Altice Financing 144A 6.625% 2/15/23 #	2,770,000	2,866,950
CCO Holdings 144A 5.375% 5/1/25 #	1,005,000	989,925
Columbus International 144A 7.375% 3/30/21 #	4,715,000	5,151,137
CSC Holdings 144A 5.25% 6/1/24 #	3,755,000	3,919,281
DISH DBS 5.875% 11/15/24	1,580,000	1,560,250
Equinix
5.375% 1/1/22	1,090,000	1,136,325
5.75% 1/1/25	1,895,000	2,003,963
Gray Television 7.50% 10/1/20	4,095,000	4,371,413
iHeartCommunications 9.00% 9/15/22	7,480,000	7,180,800
LIN Television 144A 5.875% 11/15/22 #	3,535,000	3,649,887
MDC Partners 144A 6.75% 4/1/20 #	1,055,000	1,074,781
Nexstar Broadcasting 144A 6.125% 2/15/22 #	2,740,000	2,849,600
Numericable-SFR 144A 6.00% 5/15/22 #	3,950,000	4,051,219
Outfront Media Capital 5.875% 3/15/25	1,930,000	2,067,513

NQ-137 [4/15] 6/15 (14621)     5

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
RCN Telecom Services 144A 8.50% 8/15/20 #	2,210,000	$2,375,750
Sinclair Television Group 144A 5.625% 8/1/24 #	4,205,000	4,299,613
Sirius XM Radio 144A 5.375% 4/15/25 #	3,070,000	3,093,025
Unitymedia KabelBW 144A 6.125% 1/15/25 #	2,380,000	2,490,075
Univision Communications 144A 5.125% 5/15/23 #	1,545,000	1,570,106
VTR Finance 144A 6.875% 1/15/24 #	4,420,000	4,584,424
WideOpenWest Finance 10.25% 7/15/19	3,495,000	3,766,561
		69,792,951
Services – 6.77%
Abengoa Finance 144A 8.875% 11/1/17 #	1,055,000	1,105,113
Abengoa Greenfield 144A 6.50% 10/1/19 #	1,195,000	1,126,287
AECOM
144A 5.75% 10/15/22 #	1,155,000	1,198,313
144A 5.875% 10/15/24 #	1,410,000	1,464,130
Air Medical Merger Sub 144A 6.375% 5/15/23 #	2,610,000	2,541,487
Algeco Scotsman Global Finance
144A 8.50% 10/15/18 #	1,760,000	1,711,600
144A 10.75% 10/15/19 #	3,052,000	2,454,953
BlueLine Rental Finance 144A 7.00% 2/1/19 #	1,040,000	1,066,104
Caesars Growth Properties Holdings 144A
9.375% 5/1/22 #	1,950,000	1,560,000
Covanta Holding 5.875% 3/1/24	3,310,000	3,442,400
GEO Group 5.875% 10/15/24	1,945,000	2,076,287
Mattamy Group 144A 6.50% 11/15/20 #	3,860,000	3,802,100
MGM Resorts International 6.00% 3/15/23	4,080,000	4,245,750
Navios South American Logistics 144A 7.25% 5/1/22 #	2,975,000	2,896,906
Pinnacle Entertainment
6.375% 8/1/21	915,000	976,763
7.75% 4/1/22	1,535,000	1,707,687
United Rentals North America
5.50% 7/15/25	1,795,000	1,825,156
5.75% 11/15/24	3,225,000	3,329,813
		38,530,849
Technology & Electronics – 3.32%
CDW
5.00% 9/1/23	705,000	727,913
5.50% 12/1/24	1,472,000	1,568,416
CommScope 144A 5.50% 6/15/24 #	3,280,000	3,321,000
Entegris 144A 6.00% 4/1/22 #	3,280,000	3,444,000
First Data 11.75% 8/15/21	2,216,750	2,554,804
Infor Software Parent 144A PIK 7.125% 5/1/21 #❆	4,110,000	4,135,687

6     NQ-137 [4/15] 6/15 (14621)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology & Electronics (continued)
Micron Technology
144A 5.25% 1/15/24 #	1,300,000	$1,290,250
144A 5.625% 1/15/26 #	520,000	514,800
Viasystems 144A 7.875% 5/1/19 #	1,284,000	1,357,830
		18,914,700
Telecommunications – 10.38%
CenturyLink 6.75% 12/1/23	1,790,000	1,943,063
Cogent Communications Finance 144A 5.625% 4/15/21 #	2,980,000	2,950,200
Cogent Communications Group 144A 5.375% 3/1/22 #	815,000	821,113
Digicel 144A 6.75% 3/1/23 #	1,750,000	1,729,000
Digicel Group
144A 7.125% 4/1/22 #	1,465,000	1,390,834
144A 8.25% 9/30/20 #	5,890,000	6,104,396
Hughes Satellite Systems 7.625% 6/15/21	2,464,000	2,756,600
Intelsat Luxembourg
7.75% 6/1/21	465,000	428,963
8.125% 6/1/23	8,070,000	7,426,902
Level 3 Communications 5.75% 12/1/22	2,710,000	2,786,205
Level 3 Financing
5.375% 8/15/22	1,235,000	1,265,875
144A 5.375% 5/1/25 #	2,950,000	2,950,000
Sprint
7.125% 6/15/24	2,610,000	2,515,387
7.25% 9/15/21	2,320,000	2,334,500
7.875% 9/15/23	2,010,000	2,022,563
T-Mobile USA
6.125% 1/15/22	925,000	957,375
6.25% 4/1/21	1,420,000	1,489,225
6.375% 3/1/25	1,925,000	1,981,768
UPCB Finance IV 144A 5.375% 1/15/25 #	1,035,000	1,056,994
West 144A 5.375% 7/15/22 #	3,355,000	3,241,769
Wind Acquisition Finance
144A 4.75% 7/15/20 #	1,515,000	1,518,787
144A 7.375% 4/23/21 #	2,700,000	2,770,875
Windstream
7.50% 6/1/22	1,103,000	1,054,744
7.75% 10/1/21	1,040,000	1,027,000
Zayo Group 144A 6.00% 4/1/23 #	4,520,000	4,565,200
		59,089,338
Utilities – 4.29%
Abengoa Yield 144A 7.00% 11/15/19 #	2,405,000	2,495,187
AES 5.50% 4/15/25	2,500,000	2,475,000

NQ-137 [4/15] 6/15 (14621)     7

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
AES Gener 144A 8.375% 12/18/73 #●	1,317,000	$1,455,285
Calpine
5.375% 1/15/23	2,405,000	2,438,069
5.50% 2/1/24	1,360,000	1,366,800
DPL
144A 6.75% 10/1/19 #	1,280,000	1,376,000
7.25% 10/15/21	990,000	1,074,150
Dynegy
5.875% 6/1/23	1,800,000	1,786,500
144A 7.375% 11/1/22 #	1,505,000	1,610,350
144A 7.625% 11/1/24 #	2,405,000	2,597,400
Enel 144A 8.75% 9/24/73 #●	2,793,000	3,375,341
GenOn Energy 9.875% 10/15/20	2,268,000	2,349,648
		24,399,730
Total Corporate Bonds (cost $505,976,167)		508,432,129

Senior Secured Loans – 5.77%«
21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22	1,440,000	1,440,000
Applied Systems 2nd Lien 7.50% 1/23/22	2,691,218	2,711,822
Atkore International 2nd Lien 7.75% 10/9/21	1,172,000	1,110,470
Avaya Tranche B-3 4.681% 10/26/17	1,723,444	1,718,939
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	2,815,000	2,850,187
CD&R Millennium (Mauser Holdings) 2nd Lien
8.25% 7/31/22	3,510,000	3,483,675
Colouroz (Flint Group) 2nd Lien 8.25% 9/7/22	3,470,000	3,413,613
Drillship Ocean Ventures (Ocean Rig) Tranche B 1st Lien
5.50% 7/25/21	793,003	691,234
Green Energy Partners (Panda Stonewall) Tranche B
6.50% 11/13/21	1,715,000	1,741,797
iHeartCommunications (Clear Channel Communications)
Tranche D 6.934% 1/30/19	1,695,000	1,625,929
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	528,665	497,055
Marina District (Borgata) Tranche B 1st Lien
6.50% 8/15/18	2,060,875	2,081,484
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/19/20	1,675,000	1,683,375
New HB Acquisition (Hostess Brands) 1st Lien
6.75% 3/20/20	3,237,300	3,310,139
Panda Liberty (Moxie Liberty) Tranche B 7.50% 8/21/20	1,695,000	1,707,713
Rite Aid 2nd Lien 5.75% 8/21/20	1,586,000	1,601,530

8     NQ-137 [4/15] 6/15 (14621)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Solenis International (Ashland Water) 2nd Lien
7.75% 7/31/22	1,200,000	$1,170,000
Total Senior Secured Loans (cost $32,891,519)		32,838,962

	Number of
	Shares
Common Stock – 0.00%
Century Communications =†	4,250,000	0
Total Common Stock (cost $128,662)		0

Preferred Stock – 1.45%
Ally Financial 144A 7.00% #	3,253	3,330,665
GMAC Capital Trust I 8.125% ●	73,000	1,918,440
Morgan Stanley 5.55% ●	2,955,000	2,977,163
Total Preferred Stock (cost $8,023,076)		8,226,268

	Principal amount°
Short-Term Investments – 1.61%
Repurchase Agreements – 1.61%
Bank of America Merrill Lynch
0.06%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $3,240,713 (collateralized by U.S.
government obligations 0.25%–2.00%
8/31/21–1/15/25; market value $3,305,522)	3,240,708	3,240,708
Bank of Montreal
0.08%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $2,700,596 (collateralized by U.S.
government obligations 0.00%–9.125%
2/4/16–7/15/24; market value $2,754,602)	2,700,590	2,700,590
BNP Paribas
0.10%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $3,199,711 (collateralized by U.S.
government obligations 0.00%–2.00%
8/6/15–11/15/42; market value $3,263,696)	3,199,702	3,199,702
Total Short-Term Investments (cost $9,141,000)		9,141,000

Total Value of Securities – 98.17%
(cost $556,160,424)		558,638,359

Receivables and Other Assets Net of Liabilities – 1.83%		10,437,894
Net Assets – 100.00%		$569,076,253

NQ-137 [4/15] 6/15 (14621)     9

Schedule of investments
Delaware High-Yield Opportunities Fund (Unaudited)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $291,100,887, which represents 51.15% of the Fund’s net assets.
❆	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At April 30, 2015, the aggregate value of fair valued securities was $0, which represents 0.00% of the Fund’s net assets.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non-income-producing security.
●	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.

Unfunded Commitment

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following commitments were outstanding at April 30, 2015

				Unrealized
	Unfunded			Appreciation
Borrower	Amount	Cost	Value	(Depreciation)
SS&C Technologies	$2,690,000	$2,690,000	$2,690,000	$—
Sterigenics-Nordion
Holdings	1,305,000	1,305,000	1,305,000	—

PIK – Pay in kind bond

10     NQ-137 [4/15] 6/15 (14621)

Notes
Delaware High-Yield Opportunities Fund	April 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware High-Yield Opportunities Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities and credit default swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades, and values of the underlying reference instruments. Futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

NQ-137 [4/15] 6/15 (14621)     11

(Unaudited)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$508,432,129	$—	$508,432,129
Senior Secured Loans	—	32,838,962	—	32,838,962
Common Stock	—	—	—	—
Preferred Stock[1]	1,918,440	6,307,828	—	8,226,268
Short-Term Investments	—	9,141,000	—	9,141,000
Total	$1,918,440	$556,719,919	$—	$558,638,359

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable input or matrix-price investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the total value of this security type:

	Level 1	Level 2	Total
Preferred Stock	23.32%	76.68%	100.00%

The securities that have been deemed worthless on the “Schedule of investments” are considered to be Level 3 investments in this table.

During the period ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

12     NQ-137 [4/15] 6/15 (14621)

(Unaudited)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

NQ-137 [4/15] 6/15 (14621)     13

Schedule of investments
Delaware Diversified Floating Rate Fund	April 30, 2015 (Unaudited)

	Principal amount°	Value (U.S. $)
Agency Collateralized Mortgage Obligations – 0.18%
Fannie Mae REMICs
Series 2004-36 FA 0.581% 5/25/34 ●	51,367	$51,658
Series 2005-66 FD 0.481% 7/25/35 ●	61,679	61,806
Series 2005-106 QF 0.691% 12/25/35 ●	357,017	360,046
Series 2006-105 FB 0.601% 11/25/36 ●	37,857	38,083
Series 2007-109 NF 0.731% 12/25/37 ●	27,009	27,328
Freddie Mac REMICs
Series 3067 FA 0.532% 11/15/35 ●	102,546	102,898
Series 3239 EF 0.532% 11/15/36 ●	84,403	84,815
Series 3241 FM 0.562% 11/15/36 ●	8,958	9,017
Series 3780 LF 0.582% 3/15/29 ●	13,196	13,214
Total Agency Collateralized Mortgage Obligations (cost $741,272)		748,865

Agency Mortgage-Backed Security – 0.00%
Freddie Mac ARM
2.49% 2/1/35 ●	15,919	17,057
Total Agency Mortgage-Backed Security (cost $16,814)		17,057

Convertible Bonds – 1.03%
Abengoa 144A 5.125% exercise price $38.74, expiration
date 2/23/17 #	200,000	202,000
Alaska Communications Systems Group 6.25% exercise
price $10.28, expiration date 4/27/18	140,000	140,787
American Realty Capital Properties 3.75% exercise price
$15.15, expiration date 12/14/20	85,000	81,760
Ares Capital 5.75% exercise price $19.13, expiration date
2/1/16	53,000	54,424
Blackstone Mortgage Trust 5.25% exercise price $28.66,
expiration date 12/1/18	341,000	374,247
Campus Crest Communities Operating Partnership 144A
4.75% exercise price $12.56, expiration date 10/11/18 #	352,000	342,540
Chart Industries 2.00% exercise price $69.03, expiration
date 7/30/18	92,000	97,175
Chesapeake Energy
2.25% exercise price $80.28, expiration date 12/14/38	83,000	76,827
2.50% exercise price $47.77, expiration date 5/15/37	67,000	64,864
Ciena 144A 3.75% exercise price $20.17, expiration date
10/15/18 #	37,000	48,516
Gain Capital Holdings 4.125% exercise price $12.00,
expiration date 11/30/18	232,000	249,980
General Cable 4.50% exercise price $34.47, expiration
date 11/15/29 ϕ	432,000	330,750
Gilead Sciences 1.625% exercise price $22.71, expiration
date 4/29/16	22,000	97,130

NQ-215 [4/15] 6/15 (14622)     1

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Jefferies Group 3.875% exercise price $44.94, expiration
date 10/31/29	337,000	$345,004
Mylan 3.75% exercise price $13.32, expiration date
9/10/15	13,000	70,387
Nuance Communications 2.75% exercise price $32.30,
expiration date 11/1/31	330,000	330,619
NuVasive 2.75% exercise price $42.13, expiration date
6/30/17	192,000	237,480
SanDisk 1.50% exercise price $50.94, expiration date
8/11/17	60,000	86,550
Spectrum Pharmaceuticals 2.75% exercise price $10.53,
expiration date 12/13/18	41,000	37,105
Titan Machinery 3.75% exercise price $43.17, expiration
date 4/30/19	24,000	18,600
TPG Specialty Lending 144A 4.50% exercise price $25.83,
expiration date 12/15/19 #	127,000	127,238
Vantage Drilling 144A 5.50% exercise price $2.39,
expiration date 7/15/43 #	208,000	132,340
Vector Group 1.75% exercise price $25.87, expiration date
4/15/20	397,000	426,775
VeriSign 4.136% exercise price $34.37, expiration date
8/15/37	130,000	247,000
Total Convertible Bonds (cost $4,258,631)		4,220,098

Corporate Bonds – 51.05%
Banking – 11.28%
Australia & New Zealand Banking Group 144A
0.651% 1/10/17 #●	2,250,000	2,253,793
Bank of America
0.537% 10/14/16 ●	575,000	573,218
0.727% 11/14/16 ●	3,400,000	3,405,382
1.315% 1/15/19 ●	1,950,000	1,977,786
Bank of New York Mellon 0.747% 9/11/19 ●	2,600,000	2,589,337
BB&T 1.131% 6/15/18 ●	2,086,000	2,106,787
BBVA Banco Continental 144A 5.00% 8/26/22 #	150,000	161,250
BBVA Bancomer
144A 6.50% 3/10/21 #	395,000	442,400
144A 7.25% 4/22/20 #	200,000	227,000
BBVA Colombia 144A 4.875% 4/21/25 #	250,000	252,813
Branch Banking & Trust
0.562% 5/23/17 ●	1,405,000	1,400,084
0.59% 9/13/16 ●	775,000	772,573
Citigroup 3.30% 4/27/25	515,000	511,064
CoBank 144A 0.871% 6/15/22 #●	75,000	70,715

2     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
Compass Bank 3.875% 4/10/25	400,000	$391,723
Credit Suisse Group 144A 6.25% 12/29/49 #●	230,000	228,390
Credit Suisse Group Funding Guernsey 144A
3.75% 3/26/25 #	875,000	874,196
Export-Import Bank of China 144A 2.50% 7/31/19 #	1,005,000	1,016,842
Export-Import Bank of Korea 1.027% 1/14/17 ●	2,250,000	2,260,985
Fifth Third Bank 0.671% 2/26/16 ●	3,355,000	3,359,717
Goldman Sachs Group
1.478% 4/30/18 ●	710,000	720,957
2.60% 4/23/20	585,000	588,141
5.375% 12/29/49 ●	785,000	785,196
HSBC Bank 144A 0.897% 5/15/18 #●	1,400,000	1,407,325
HSBC Holdings 6.375% 3/29/49 ●	370,000	382,950
ING Groep
6.00% 12/29/49 ●	335,000	335,209
6.50% 12/29/49 ●	400,000	399,750
JPMorgan Chase 2.25% 1/23/20	1,040,000	1,037,780
Lloyds Banking Group 7.50% 4/30/49 ●	430,000	460,100
Morgan Stanley 1.417% 1/27/20 ●	3,305,000	3,357,282
MUFG Americas Holdings
2.25% 2/10/20	290,000	290,417
3.00% 2/10/25	635,000	619,405
Oversea-Chinese Banking 144A 4.00% 10/15/24 #●	220,000	228,687
PNC Preferred Funding Trust II 144A 1.493% 3/29/49 #●	2,500,000	2,306,250
Santander UK 144A 5.00% 11/7/23 #	800,000	848,640
SunTrust Bank 0.553% 8/24/15 ●	985,000	984,774
SVB Financial Group 3.50% 1/29/25	460,000	454,340
Toronto-Dominion Bank 0.828% 4/30/18 ●	1,325,000	1,333,430
USB Capital IX 3.50% 10/29/49 ●	440,000	371,228
USB Realty 144A 1.422% 12/29/49 #●	1,600,000	1,464,000
Wells Fargo
0.958% 1/30/20 ●	2,000,000	2,016,256
5.875% 12/29/49 ●	185,000	196,794
Woori Bank
144A 2.875% 10/2/18 #	200,000	206,238
144A 4.75% 4/30/24 #	200,000	212,879
Zions Bancorp 4.50% 6/13/23	420,000	437,176
		46,321,259
Basic Industry – 1.39%
CF Industries 7.125% 5/1/20	250,000	300,887
Dow Chemical 8.55% 5/15/19	140,000	173,978
Fibria Overseas Finance 5.25% 5/12/24	285,000	294,975

NQ-215 [4/15] 6/15 (14622)     3

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Georgia-Pacific 8.00% 1/15/24	400,000	$531,034
Gerdau Holdings 144A 7.00% 1/20/20 #	370,000	409,072
Glencore Funding
144A 2.875% 4/16/20 #	310,000	310,101
144A 4.00% 4/16/25 #	230,000	226,087
Methanex 4.25% 12/1/24	545,000	556,761
OCP 144A 4.50% 10/22/25 #	725,000	704,156
Potash of Saskatchewan 3.00% 4/1/25	480,000	475,079
PPG Industries 2.30% 11/15/19	380,000	385,189
Rio Tinto Finance USA 1.111% 6/17/16 ●	995,000	997,364
Rockwood Specialties Group 4.625% 10/15/20	340,000	355,300
		5,719,983
Capital Goods - 2.48%
Beverage Packaging Holdings Luxembourg II 144A
6.00% 6/15/17 #	600,000	609,000
Cemex 144A 5.025% 10/15/18 #●	1,535,000	1,613,669
Masco 4.45% 4/1/25	250,000	258,750
Reynolds Group Issuer 8.25% 2/15/21	1,405,000	1,501,594
Rockwell Collins 0.621% 12/15/16 ●	3,520,000	3,524,643
Tyco Electronics Group 0.479% 1/29/16 ●	2,670,000	2,670,489
		10,178,145
Communications - 5.13%
AT&T 1.158% 6/30/20 ●	3,950,000	3,986,628
Bharti Airtel International Netherlands 144A
5.35% 5/20/24 #	670,000	742,742
CenturyLink 5.80% 3/15/22	225,000	234,563
Cisco Systems 0.762% 3/1/19 ●	1,875,000	1,895,196
Columbus International 144A 7.375% 3/30/21 #	820,000	895,850
Cox Communications 144A 3.85% 2/1/25 #	145,000	147,173
Crown Castle Towers 144A 4.883% 8/15/20 #	685,000	751,962
Digicel Group 144A 8.25% 9/30/20 #	595,000	616,658
Historic TW 6.875% 6/15/18	400,000	462,343
Millicom International Cellular 144A 6.00% 3/15/25 #	290,000	295,075
NBCUniversal Enterprise 144A 0.96% 4/15/18 #●	2,910,000	2,932,905
SBA Tower Trust
144A 2.24% 4/16/18 #	220,000	219,910
144A 2.898% 10/15/19 #	475,000	479,408
Sky 144A 3.75% 9/16/24 #	430,000	439,167
Telefonica Emisiones 4.57% 4/27/23	300,000	327,832
Telemar Norte Leste 144A 5.50% 10/23/20 #	205,000	183,987
Verizon Communications
0.664% 6/9/17 ●	1,150,000	1,149,347

4     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Verizon Communications
2.00% 11/1/16	385,000	$390,715
2.021% 9/14/18 ●	3,470,000	3,607,075
Vodafone Group 0.642% 2/19/16 ●	1,300,000	1,301,134
		21,059,670
Consumer Cyclical – 4.13%
Carnival 1.20% 2/5/16	305,000	305,621
Daimler Finance North America 144A 0.618% 8/1/17 #●	3,420,000	3,415,824
General Motors Financial 3.45% 4/10/22	2,000,000	1,989,064
Host Hotels & Resorts
3.75% 10/15/23	1,415,000	1,422,886
4.75% 3/1/23	40,000	42,831
Hyundai Capital America
144A 2.55% 2/6/19 #	220,000	223,410
144A 4.00% 6/8/17 #	310,000	325,156
International Game Technology 5.35% 10/15/23	800,000	803,162
INVISTA Finance 144A 4.25% 10/15/19 #	550,000	545,603
Lowe’s 0.685% 9/10/19 ●	1,645,000	1,653,037
PACCAR Financial 0.864% 12/6/18 ●	2,000,000	2,012,318
QVC 4.375% 3/15/23	545,000	552,003
Signet UK Finance 4.70% 6/15/24	700,000	728,786
Starwood Hotels & Resorts Worldwide 3.75% 3/15/25	635,000	634,415
Volkswagen International Finance 144A
0.696% 11/18/16 #●	2,295,000	2,300,049
		16,954,165
Consumer Non-Cyclical – 4.44%
Actavis Funding SCS
1.348% 3/12/18 ●	1,140,000	1,151,024
3.45% 3/15/22	155,000	157,726
3.80% 3/15/25	480,000	486,144
Amgen
2.70% 5/1/22	280,000	278,043
3.125% 5/1/25	420,000	415,875
Bayer U.S. Finance 144A 0.551% 10/6/17 #●	1,505,000	1,506,500
Becton Dickinson 6.375% 8/1/19	805,000	937,168
Boston Scientific 2.65% 10/1/18	215,000	219,372
BRF 144A 3.95% 5/22/23 #	215,000	208,163
Campbell Soup 3.30% 3/19/25	520,000	524,671
Cencosud 144A 5.15% 2/12/25 #	385,000	392,951
ConAgra Foods 0.646% 7/21/16 ●	1,770,000	1,763,957
Constellation Brands 4.25% 5/1/23	110,000	113,437
EMD Finance 144A 3.25% 3/19/25 #	505,000	508,710

NQ-215 [4/15] 6/15 (14622)     5

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
General Mills 0.479% 1/28/16 ●	1,780,000	$1,778,742
JBS Investments 144A 7.75% 10/28/20 #	560,000	609,840
Kroger 0.804% 10/17/16 ●	1,400,000	1,403,867
Merck
0.616% 5/18/18 ●	1,445,000	1,452,615
2.35% 2/10/22	355,000	353,472
Pfizer 0.571% 6/15/18 ●	3,010,000	3,018,828
Smucker (J.M.)
144A 3.00% 3/15/22 #	130,000	130,676
144A 3.50% 3/15/25 #	815,000	822,384
		18,234,165
Electric – 2.13%
Ameren Illinois 9.75% 11/15/18	165,000	208,520
CenterPoint Energy 6.50% 5/1/18	150,000	170,196
Duke Energy Indiana 0.626% 7/11/16 ●	850,000	851,040
Electricite de France
144A 0.735% 1/20/17 #●	2,460,000	2,464,782
144A 5.25% 1/29/49 #●	590,000	619,500
Enel 144A 8.75% 9/24/73 #●	460,000	555,910
Eskom Holdings 144A 7.125% 2/11/25 #	200,000	208,940
Integrys Energy Group 6.11% 12/1/66 ●	410,000	402,460
National Rural Utilities Cooperative Finance
4.75% 4/30/43 ●	1,110,000	1,116,105
NSTAR Electric 0.497% 5/17/16 ●	850,000	849,429
NV Energy 6.25% 11/15/20	390,000	459,604
Pennsylvania Electric 5.20% 4/1/20	625,000	694,119
Wisconsin Energy 6.25% 5/15/67 ●	155,000	154,613
		8,755,218
Energy – 7.05%
Canadian Natural Resources 0.648% 3/30/16 ●	3,760,000	3,755,691
Chesapeake Energy 3.525% 4/15/19 ●	1,375,000	1,323,437
Chevron
0.792% 3/3/22 ●	2,200,000	2,208,015
1.961% 3/3/20	415,000	417,125
2.411% 3/3/22	235,000	235,834
Cimarex Energy 4.375% 6/1/24	270,000	274,725
CNOOC Finance 2015 Australia 2.625% 5/5/20	215,000	214,473
CNOOC Finance 2015 USA 3.50% 5/5/25	240,000	237,585
Continental Resources 4.50% 4/15/23	130,000	131,090
Devon Energy 0.811% 12/15/16 ●	2,465,000	2,437,279
Exxon Mobil
0.634% 3/6/22 ●	4,235,000	4,250,526

6     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Exxon Mobil
2.397% 3/6/22	250,000	$252,093
2.709% 3/6/25	235,000	236,547
Freeport-McMoRan Oil & Gas 6.50% 11/15/20	248,000	264,108
Noble Holding International 4.00% 3/16/18	380,000	388,362
ONGC Videsh 3.25% 7/15/19	200,000	202,964
Petrobras Global Finance
2.415% 1/15/19 ●	1,025,000	950,790
3.00% 1/15/19	30,000	28,095
4.875% 3/17/20	480,000	463,670
Petronas Global Sukuk 144A 2.707% 3/18/20 #	320,000	322,682
PTT Exploration & Production 144A 4.875% 12/29/49 #●	325,000	329,063
Regency Energy Partners 5.875% 3/1/22	140,000	157,150
Statoil
0.547% 5/15/18 ●	2,280,000	2,274,195
0.736% 11/8/18 ●	2,640,000	2,642,276
Total Capital International
0.619% 6/19/19 ●	645,000	641,690
0.846% 8/10/18 ●	2,320,000	2,335,344
Valero Energy 3.65% 3/15/25	360,000	364,733
Weatherford International 4.50% 4/15/22	240,000	231,038
Woodside Finance
144A 3.65% 3/5/25 #	320,000	317,354
144A 8.75% 3/1/19 #	540,000	663,206
YPF 7.758% 8/15/18 ●	411,765	424,118
		28,975,258
Finance Companies – 1.70%
Aviation Capital Group 144A 6.75% 4/6/21 #	430,000	500,044
CME Group 3.00% 3/15/25	355,000	357,189
General Electric Capital
0.659% 5/5/26 ●	965,000	925,457
0.894% 1/9/20 ●	2,160,000	2,184,252
1.271% 3/15/23 ●	1,050,000	1,062,982
144A 3.80% 6/18/19 #	250,000	267,013
6.00% 8/7/19	215,000	251,464
7.125% 12/29/49 ●	700,000	816,375
Hutchison Whampoa International 14 144A
3.625% 10/31/24 #	215,000	219,141
Peachtree Corners Funding Trust 144A 3.976% 2/15/25 #	375,000	380,472
		6,964,389
Insurance – 1.28%
Chubb 6.375% 3/29/67 ●	260,000	276,900

NQ-215 [4/15] 6/15 (14622)     7

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Insurance (continued)
Metropolitan Life Global Funding I 144A
0.805% 7/15/16 #●	2,350,000	$2,361,578
Prudential Financial 5.625% 6/15/43 ●	365,000	391,463
TIAA Asset Management Finance 144A 2.95% 11/1/19 #	1,240,000	1,267,917
Voya Financial 5.65% 5/15/53 ●	385,000	405,213
XLIT
4.45% 3/31/25	335,000	337,905
6.50% 10/29/49 ●	250,000	220,625
		5,261,601
Natural Gas – 2.72%
Enbridge
0.712% 6/2/17 ●	1,800,000	1,779,140
0.924% 10/1/16 ●	2,700,000	2,690,296
Enbridge Energy Partners 8.05% 10/1/37 ●	411,000	428,467
Energy Transfer Partners 4.05% 3/15/25	475,000	476,097
Enterprise Products Operating 7.034% 1/15/68 ●	635,000	689,769
Laclede Group 1.007% 8/15/17 ●	1,320,000	1,319,233
ONEOK Partners 3.80% 3/15/20	210,000	216,691
TransCanada PipeLines 0.953% 6/30/16 ●	2,500,000	2,507,855
Williams Partners 4.00% 9/15/25	1,060,000	1,047,460
		11,155,008
Real Estate – 0.88%
Alexandria Real Estate Equities 4.60% 4/1/22	80,000	85,693
Carey (W.P.) 4.60% 4/1/24	400,000	414,722
CBL & Associates
4.60% 10/15/24	455,000	458,715
5.25% 12/1/23	95,000	100,946
Corporate Office Properties
3.60% 5/15/23	225,000	217,206
5.25% 2/15/24	575,000	621,278
DDR 3.625% 2/1/25	395,000	392,869
Education Realty Operating Partnership 4.60% 12/1/24	465,000	484,483
Hospitality Properties Trust 4.50% 3/15/25	460,000	468,754
Omega Healthcare Investors 144A 4.50% 4/1/27 #	390,000	383,897
		3,628,563
Technology – 5.15%
Alibaba Group Holding
144A 0.782% 11/28/17 #●	1,950,000	1,945,250
144A 3.125% 11/28/21 #	435,000	435,623
Baidu
2.75% 6/9/19	425,000	430,276
3.25% 8/6/18	585,000	607,101

8     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Technology (continued)
CDK Global 144A 4.50% 10/15/24 #	540,000	$557,635
eBay 0.758% 8/1/19 ●	2,635,000	2,582,018
International Business Machines 0.86% 11/6/21 ●	4,660,000	4,693,981
Molex Electronic Technologies
144A 2.878% 4/15/20 #	455,000	456,236
144A 3.90% 4/15/25 #	345,000	345,529
Motorola Solutions 4.00% 9/1/24	705,000	708,196
National Semiconductor 6.60% 6/15/17	310,000	345,596
NetApp 3.25% 12/15/22	645,000	638,508
Oracle 0.784% 10/8/19 ●	5,000,000	5,042,130
Priceline Group 3.65% 3/15/25	360,000	367,596
Samsung Electronics America 144A 1.75% 4/10/17 #	500,000	503,618
Seagate HDD Cayman 144A 4.75% 1/1/25 #	875,000	899,120
Tencent Holdings 144A 3.375% 5/2/19 #	565,000	581,983
		21,140,396
Transportation – 1.04%
Air Canada 2015-1 Class A Pass Through Trust 144A
3.60% 3/15/27 #⧫	235,000	237,937
American Airlines 2014-1 Class A Pass Through Trust
3.70% 10/1/26 ⧫	247,526	256,190
ERAC USA Finance 144A 5.25% 10/1/20 #	120,000	136,146
HPHT Finance 15 144A 2.875% 3/17/20 #	290,000	294,114
Kansas City Southern de Mexico 0.979% 10/28/16 ●	2,490,000	2,485,563
Trinity Industries 4.55% 10/1/24	540,000	533,843
United Airlines 2014-1 Class A Pass Through Trust
4.00% 4/11/26 ⧫	200,000	212,000
United Airlines 2014-2 Class A Pass Through Trust
3.75% 9/3/26 ⧫	110,000	114,950
		4,270,743
Utilities – 0.25%
State Grid Overseas Investment 2014 144A
2.75% 5/7/19 #	1,005,000	1,029,087
		1,029,087
Total Corporate Bonds (cost $208,365,463)		209,647,650

Municipal Bonds – 3.38%
Maryland State Local Facilities 2nd Loan
Series A 5.00% 8/1/21	225,000	271,271
Mississippi State
Series C 5.00% 10/1/25	870,000	1,083,098
Missouri Higher Education Loan Authority
Series 2010-2 A-1 1.083% 8/27/29 ●	33,819	34,275

NQ-215 [4/15] 6/15 (14622)     9

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Missouri State Highway & Transportation Commission
Revenue (First Lien) Series A
5.00% 5/1/26	805,000	$1,021,827
New Mexico Educational Assistance
Foundation (Libor Floating)
Series 2010-1 A-3 1.462% 12/1/38 ●	120,000	119,688
New York City, New York
Series I 5.00% 8/1/22	185,000	221,808
New York State Thruway Authority Revenue
Series A 5.00% 5/1/19	260,000	295,898
North Texas Higher Education Authority Student Loan
Revenue (Libor Floating)
Series 2010-1 A-2 1.17% 7/1/30 ●	65,000	65,104
Series 2011-1 A 1.374% 4/1/40 ●	228,190	233,092
Oklahoma Student Loan Authority (Libor-Indexed)
Series 2010-A A-2A 1.462% 9/1/37 ●	95,000	96,874
Series 2011-1 A-1 1.412% 6/1/40 ●	596,796	600,412
Pennsylvania Turnpike Commission
Series B-1 1.09% 12/1/21 ●	1,150,000	1,161,189
State of California
Series D 0.827% 12/1/28 ●	2,000,000	2,020,740
State of Connecticut
Series A 1.66% 3/1/21 ●	750,000	749,925
University of California
Series AO 5.00% 5/15/25	645,000	802,767
Series Y-1 0.68% 7/1/41 ●	2,000,000	2,000,120
Utah Transit Authority
Series A 5.00% 6/15/25	795,000	997,614
Washington State Motor Vehicle Fuel
Series C 5.00% 2/1/25	1,715,000	2,116,121
Total Municipal Bonds (cost $13,883,524)		13,891,823

Non-Agency Asset-Backed Securities – 5.84%
American Tower Trust I
Series 13 1A 144A 1.551% 3/15/43 #	1,280,000	1,278,827
Avenue CLO VI
Series 2007-6A A1 144A 0.499% 7/17/19 #●	60,190	59,600
Capital One Multi-Asset Execution Trust
Series 2007-A1 A1 0.232% 11/15/19 ●	2,000,000	1,992,356
Chase Issuance Trust
Series 2007-A2 A2 0.232% 4/15/19 ●	1,665,000	1,660,458
Series 2014-A5 A5 0.552% 4/15/21 ●	295,000	295,117

10     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Asset-Backed Securities (continued)
Chesapeake Funding
Series 2012-2A A 144A 0.631% 5/7/24 #●	417,231	$417,323
Series 2014-1A A 144A 0.598% 3/7/26 #●	194,294	194,163
Discover Card Execution Note Trust
Series 2013-A1 A1 0.482% 8/17/20 ●	675,000	675,400
Flagship VII
Series 2013-7A A1 144A 1.745% 1/20/26 #●	1,000,000	998,300
Ford Credit Floorplan Master Owner Trust A
Series 2014-1 A2 0.582% 2/15/19 ●	2,000,000	2,001,816
Golden Credit Card Trust
Series 2012-3A A 144A 0.632% 7/17/17 #●	365,000	365,219
Series 2015-1A A 144A 0.622% 2/15/20 #●	300,000	300,165
Hertz Fleet Lease Funding
Series 2014-1 A 144A 0.581% 4/10/28 #●	250,000	249,796
KKR Financial CLO
Series 2013-1A A1 144A 1.42% 7/15/25 #●	1,395,000	1,379,376
LCM VI
Series 6A A 144A 0.492% 5/28/19 #●	271,636	269,789
MAPS CLO Fund II
Series 2007-2A A1 144A 0.515% 7/20/22 #●	1,226,331	1,213,087
Master Credit Card Trust II
Series 2012-2A A 144A 0.78% 4/21/17 #	750,000	750,356
Motor
Series 2013-1A A1 144A 0.681% 2/25/21 #●	75,000	75,055
Mountain View Funding CLO
Series 2007-3A A1 144A 0.491% 4/16/21 #●	1,163,761	1,155,847
NYLIM Flatiron CLO
Series 2006-1A A2A 144A 0.496% 8/8/20 #●	225,014	223,732
OCP CLO
Series 2013-4A A1A 144A 1.678% 10/24/25 #●	1,500,000	1,493,700
PFS Financing
Series 2013-AA A 144A 0.732% 2/15/18 #●	680,000	680,050
Series 2015-AA A 144A 0.826% 4/15/20 #●	500,000	499,671
Sudbury Mill CLO
Series 2013-1A X 144A 1.257% 1/17/26 #●	200,769	200,729
Telos CLO
Series 2013-4A A 144A 1.574% 7/17/24 #●	2,000,000	1,984,800
Series 2013-4A X 144A 1.224% 7/17/24 #●	375,000	374,813
Trade MAPS 1
Series 2013-1A A 144A 0.881% 12/10/18 #●	3,200,000	3,198,771
Total Non-Agency Asset-Backed Securities
(cost $23,909,392)		23,988,316

NQ-215 [4/15] 6/15 (14622)     11

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Non-Agency Collateralized Mortgage Obligations – 0.36%
Fannie Mae Connecticut Avenue Securities
Series 2015-C01 1M1 1.681% 2/25/25 ●	830,447	$833,660
Freddie Mac Structured Agency Credit Risk Debt Notes
Series 2015-DNA1 M1 1.08% 10/25/27 ●	635,000	633,442
Total Non-Agency Collateralized Mortgage Obligations (cost $1,465,447)		1,467,102

Senior Secured Loans – 34.35%«
21st Century Oncology Tranche B 1st Lien 6.50% 4/28/22	955,000	955,000
Accudyne Industries (Hamilton Sundstrand Industrial) 1st
Lien 4.00% 12/13/19	400,000	390,333
Air Medical Group Holdings Tranche B 1st Lien
4.50% 4/16/22	1,075,000	1,076,536
Albertson’s Holdings Tranche B4 1st Lien 5.50% 8/25/21	1,725,000	1,745,724
Albertsons Tranche B 1st Lien 5.375% 3/21/19	360,367	363,689
Altice Financing Tranche B 1st Lien 5.25% 1/29/22	860,000	872,900
Amaya Gaming 1st Lien 5.00% 8/1/21	2,139,250	2,149,279
Amaya Gaming 2nd Lien 8.00% 8/1/22	565,000	571,639
American Tire Distributors 1st Lien 4.25% 9/30/21	610,000	618,006
Applied Systems 1st Lien 5.50% 1/23/21	888,629	893,628
Applied Systems 2nd Lien 7.50% 1/23/22	1,195,945	1,205,101
Atkore International 2nd Lien 7.75% 10/9/21	779,000	738,103
Avaya Tranche B-3 4.681% 10/26/17	966,608	964,366
Axalta Coating Systems U.S. Holdings 1st Lien
3.75% 2/1/20	328,658	330,007
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	1,680,000	1,701,000
BJ’s Wholesale Club Tranche B 1st Lien 4.50% 9/26/19	636,144	640,467
BWAY Holding Tranche B 1st Lien 5.50% 8/14/20	1,424,238	1,440,260
Cable & Wireless Communications (CWC Cayman Finance)
5.50% 12/31/16	597,717	599,585
Cable & Wireless Communications (CWC Cayman Finance)
(Unsecured) 6.50% 12/31/16	565,000	566,413
Caesars Growth Partners Tranche B 1st Lien
6.25% 5/8/21	3,077,882	2,770,094
Calpine Construction Finance Tranche B 3.00% 5/3/20	1,877,266	1,870,461
CD&R Millennium (Mauser Holdings) 2nd Lien
8.25% 7/31/22	1,050,000	1,042,125
Charter Communications Operating 3.00% 7/1/20	510,288	509,769
Charter Communications Operating Tranche F
3.00% 1/3/21	947,500	946,834
Chemstralia (Orica Chemicals) Tranche B 1st Lien
7.25% 2/26/22	205,000	202,950
Citgo Holding Tranche B 1st Lien 9.50% 5/9/18	199,500	201,557
Citycenter Holdings Tranche B 1st Lien 4.25% 10/28/20	739,226	745,233
Colouroz (Flint Group) 1st Lien 4.75% 9/7/21	533,656	538,659

12     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Colouroz (Flint Group) 2nd Lien 8.25% 9/7/22	250,000	$245,938
Colouroz (Flint Group) Tranche C 1st Lien 4.75% 9/7/21	88,219	89,047
Communications Sales & Leasing Tranche B 1st Lien
5.00% 10/16/22	725,000	725,000
Community Health Systems Tranche F 1st Lien
3.434% 12/31/18	861,614	867,717
Crown Castles Operating Tranche B2 3.00% 1/31/21	1,047,119	1,049,017
DaVita Healthcare Partners Tranche B 3.50% 6/24/21	1,424,238	1,431,062
Dealer Computer Services (Reynolds & Reynolds) Tranche
B 2.184% 4/21/16	187,839	187,898
Dollar Tree Tranche B 1st Lien 4.25% 3/9/22	1,270,000	1,288,153
Drillship Ocean Ventures (Ocean Rig) Tranche B 1st Lien
5.50% 7/25/21	2,301,630	2,006,255
Drillships Financing Holding Tranche B1 6.00% 3/31/21	1,956,963	1,591,011
Dynegy Tranche B2 4.00% 4/23/20	580,420	583,840
Emdeon 1st Lien 3.75% 11/2/18	2,037,165	2,047,351
Energy Transfer Equity 1st Lien
3.25% 12/2/19	175,000	174,578
4.00% 12/2/19	775,000	779,844
FCA U.S. (Chrysler) Tranche B 1st Lien 3.50% 5/24/17	497,659	499,212
First Data Tranche B 1st Lien
3.682% 3/24/17	961,000	964,003
4.182% 3/24/21	2,777,625	2,799,976
FMG (Fortescue Resources) 1st Lien 3.75% 6/30/19	1,517,758	1,374,730
Gardner Denver 1st Lien 4.25% 7/30/20	398,987	390,185
Gates Global 1st Lien 4.25% 7/3/21	706,450	708,027
Global Cash Access Tranche B 6.25% 12/19/20	1,587,625	1,600,524
Grace (W.R.) Tranche B 1st Lien 2.75% 2/3/21	1,288,653	1,291,875
Grace (W.R.) Tranche DD 2.75% 2/3/21	463,720	464,879
Green Energy Partners (Panda Stonewall) Tranche B
6.50% 11/13/21	1,240,000	1,259,375
Hanson Building Tranche B 1st Lien 6.50% 3/13/22	650,000	654,063
HD Supply Tranche B 4.00% 6/28/18	3,484,548	3,502,842
Headwaters Tranche B 1st Lien 4.50% 3/12/22	205,000	206,538
Hilton Worldwide Finance Tranche B2 3.50% 10/25/20	2,204,167	2,214,881
Houghton International 1st Lien 4.00% 12/20/19	1,129,037	1,132,213
Houghton International 2nd Lien 9.50% 12/21/20	195,000	195,731
Huntsman International Tranche B 1st Lien 3.75% 10/1/21	2,563,575	2,579,597
Hyperion Insurance Group Tranche B 1st Lien
4.813% 3/26/22	810,000	818,606
IASIS Healthcare Tranche B 1st Lien 4.50% 5/3/18	863,629	868,379
IBC Capital (Goodpack) 1st Lien 4.75% 9/15/21	995,000	998,886
iHeartCommunications (Clear Channel Communications)
Tranche D 6.934% 1/30/19	2,865,000	2,748,251

NQ-215 [4/15] 6/15 (14622)     13

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
iHeartCommunications (Clear Channel Communications)
Tranche E 1st Lien 7.684% 7/30/19	498,032	$484,569
Immucor Tranche B2 5.00% 8/19/18	2,143,023	2,153,738
Ineos U.S. Finance Tranche B 3.75% 5/4/18	549,304	550,989
Ineos U.S. Finance Tranche B 1st Lien 4.25% 3/31/22	815,000	820,822
Intelsat Jackson Holdings Tranche B2 3.75% 6/30/19	2,850,641	2,853,491
J. Crew Group Tranche B 1st Lien 4.00% 3/5/21	1,509,828	1,419,552
KIK Custom Products 1st Lien 5.50% 4/29/19	1,276,829	1,280,421
KIK Custom Products 2nd Lien 9.50% 10/29/19	235,000	235,808
Kinetic Concepts Tranche E1 4.50% 5/4/18	373,839	376,954
Landry’s Tranche B 4.00% 4/24/18	1,604,434	1,614,061
Level 3 Financing Tranche B 4.00% 1/15/20	2,365,000	2,376,825
LTS Buyer (Lightower Fiber Networks) 1st Lien
4.00% 4/13/20	171,938	172,313
LTS Buyer 2nd Lien 8.00% 4/1/21	1,488,075	1,493,035
Marina District (Borgata) Tranche B 1st Lien
6.50% 8/15/18	1,259,801	1,272,399
Men’s Wearhouse Tranche B 1st Lien 5.00% 6/18/21	515,000	518,863
MGM Resorts International 3.50% 12/20/19	2,688,162	2,693,202
Michael Stores Tranche B 1st Lien 3.75% 1/28/20	980,000	984,594
Moxie Patriot (Panda Power Fund) Tranche B1
6.75% 12/19/20	1,895,000	1,904,475
MPH Acquisition (Multiplan) Tranche B 3.75% 3/31/21	785,204	786,124
Murray Energy Tranche B1 1st Lien 7.00% 4/14/17	380,000	383,483
Murray Energy Tranche B2 1st Lien 7.50% 4/16/20	380,000	377,150
NEP/NCP 9.50% 7/22/20	579,286	580,734
NEP/NCP Tranche B 1st Lien 4.25% 1/22/20	232,654	231,055
New Albertsons 1st Lien 4.75% 6/27/21	373,125	375,282
New HB Acquisition (Hostess Brands) 1st Lien
6.75% 3/20/20	966,295	988,036
NRG Energy Tranche B 2.75% 7/1/18	400,135	399,607
Numericable SFR 4.50% 5/21/20	1,802,642	1,819,964
Numericable U.S. Tranche B2 1st Lien 4.50% 5/21/20	1,559,531	1,567,914
Offshore Group (Vantage Drilling) Tranche B 1st Lien
5.00% 10/25/17	1,015,196	727,769
Pabst Blue Ribbon 1st Lien 5.75% 11/13/21	1,038,038	1,045,823
Pabst Blue Ribbon 2nd Lien 9.25% 11/13/22	400,000	404,000
Pacific Drilling Tranche B 4.50% 6/3/18	697,894	617,127
Panda Liberty (Moxie Liberty) Tranche B 7.50% 8/21/20	2,114,000	2,129,855
Par Pharmaceutical Tranche B3 1st Lien 4.25% 9/28/19	493,763	496,849
PetSmart Tranche B 1st Lien 5.00% 3/10/22	1,125,000	1,140,328
Polymer Group Tranche B 5.25% 12/19/19	1,753,926	1,767,812
PVH Tranche B 1st Lien 3.25% 2/13/20	268,326	270,255
Quickrete 2nd Lien 7.00% 3/30/21	879,789	889,413

14     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Reynolds Group Holdings Tranche B 1st Lien
4.50% 12/1/18	1,187,596	$1,200,296
Rite Aid 2nd Lien
4.875% 6/21/21	750,000	753,281
5.75% 8/21/20	1,275,000	1,287,485
RPI Finance (Royalty Pharma) Tranche B2 1st Lien
3.25% 5/9/18	1,109,680	1,114,258
SAM Finance (Santander Asset Management) Tranche B
4.25% 12/17/20	636,938	640,122
Scientific Games International 6.00% 10/18/20	2,212,000	2,236,885
Scientific Games International Tranche B2 1st Lien
6.00% 10/1/21	1,057,350	1,069,318
Seminole Tribe of Florida Tranche B 3.00% 4/29/20	860,000	861,828
Sensus 2nd Lien 8.50% 5/9/18	565,000	560,763
SIG Combibloc Group 1st Lien 5.25% 3/13/22	260,000	263,128
Sinclair Broadcasting Tranche B1 1st Lien 3.50% 7/30/21	690,000	691,366
Smart & Final Tranche B 1st Lien 4.75% 11/15/19	1,028,034	1,031,889
Solenis International (Ashland Water) 1st Lien
4.25% 7/31/21	587,050	589,160
Solenis International (Ashland Water) 2nd Lien
7.75% 7/31/22	475,000	463,125
Stena 1st Lien 4.00% 3/3/21	990,000	907,397
Styrolution Group Tranche B 1st Lien 6.50% 9/30/19	538,650	548,076
Supervalu 1st Lien 4.50% 3/21/19	661,204	664,785
Surgical Care Affiliates Tranche B 1st Lien 4.25% 3/17/22	560,000	560,350
Sybil Finance (Avast Software) 1st Lien 4.75% 3/20/20	1,263,500	1,275,345
Targa Resources 1st Lien 5.75% 2/27/22	298,279	301,821
TransDigm Tranche C 3.75% 2/28/20	1,837,111	1,843,873
United Continental Tranche B 3.50% 4/1/19	372,400	373,797
Univision Communications 1st Lien 4.00% 3/1/20	1,983,668	1,986,679
Univision Communications Tranche C4 4.00% 3/1/20	2,894,113	2,898,506
US Airways Tranche B1 3.50% 5/23/19	442,600	443,667
US Airways Tranche B2 3.00% 11/23/16	150,480	150,725
USI Insurance Services
Tranche B 1st Lien 4.25% 12/27/19	684,329	686,467
Valeant Pharmaceuticals International Tranche BE
3.50% 8/5/20	1,765,060	1,772,021
Valeant Pharmaceuticals International Tranche B-F1 1st
Lien 4.00% 3/13/22	535,000	539,381
Varsity Brands Tranche B 1st Lien 6.00% 12/15/21	982,538	997,276
Wide Open West Finance 4.75% 4/1/19	3,545,121	3,568,228
Windstream Tranche B5 1st Lien 3.50% 8/8/19	877,641	877,421
Zayo Group Tranche B 1st Lien 3.75% 7/2/19	711,716	713,273
Total Senior Secured Loans (cost $141,422,655)		141,065,885

NQ-215 [4/15] 6/15 (14622)     15

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Sovereign Bonds – 0.18%Δ
Colombia – 0.06%
Colombia Government International Bond
2.057% 11/16/15 ●	240,000	$241,200
		241,200
Norway – 0.12%
Kommunalbanken 144A 0.441% 2/20/18 #●	500,000	501,593
		501,593
Total Sovereign Bonds (cost $741,175)		742,793

Supranational Bank – 0.13%
Banco Latinoamericano de Comercio Exterior 144A
3.25% 5/7/20 #	525,000	523,178
Total Supranational Bank (cost $523,178)		523,178

U.S. Treasury Obligations – 0.23%
U.S. Treasury Note
1.375% 3/31/20	690,000	687,844
2.00% 2/15/25	240,000	239,044
Total U.S. Treasury Obligations (cost $930,082)		926,888

	Number of
	shares
Convertible Preferred Stock – 0.20%
ArcelorMittal 6.00% exercise price $20.36, expiration date
12/21/15	3,075	52,852
Chesapeake Energy 144A 5.75% exercise price $26.10,
expiration date 12/31/49 #	145	125,153
Crown Castle International 4.50% exercise price $90.25,
expiration date 11/1/16	350	36,645
Dynegy 5.375% exercise price $38.75, expiration date
11/1/17 @	450	51,079
Intelsat 5.75% exercise price $22.05, expiration date
5/1/16	2,669	93,762
Maiden Holdings 7.25% exercise price $15.30, expiration
date 9/15/16	7,750	401,838
SandRidge Energy 8.50% exercise price $8.01, expiration
date 12/31/49	850	36,125
Total Convertible Preferred Stock (cost $944,717)		797,454

Preferred Stock – 0.38%
Bank of America 6.10% ●	255,000	260,737
Integrys Energy Group 6.00% ●	29,900	818,363
National Retail Properties 5.70%	7,525	182,632

16     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

	Number of
	shares	Value (U.S. $)
Preferred Stock (continued)
Public Storage 5.20%	3,200	$77,120
Qwest 6.125%	9,000	227,430
Total Preferred Stock (cost $1,495,625)		1,566,282

	Principal amount°
Short-Term Investments – 2.48%
Discount Notes – 1.10%≠
Federal Home Loan Bank
0.05% 6/1/15	2,078,741	2,078,675
0.065% 6/5/15	920,346	920,313
0.075% 6/4/15	20,131	20,130
0.075% 6/29/15	20,131	20,129
0.08% 7/17/15	620,647	620,580
0.08% 7/22/15	827,529	827,434
0.095% 7/14/15	38,248	38,244
		4,525,505
Repurchase Agreements – 1.38%
Bank of America Merrill Lynch
0.06%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $2,008,384 (collateralized by U.S.
government obligations 0.25%–2.00%
8/31/21–1/15/25; market value $2,048,549)	2,008,381	2,008,381
Bank of Montreal
0.08%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $1,673,655 (collateralized by U.S.
government obligations 0.00%–9.125%
2/4/16–7/15/24; market value $1,707,124)	1,673,651	1,673,651
BNP Paribas
0.10%, dated 4/30/15, to be repurchased on 5/1/15,
repurchase price $1,982,974 (collateralized by U.S.
government obligations 0.00%–2.00%
8/6/15–11/15/42; market value $2,022,628)	1,982,968	1,982,968
		5,665,000
Total Short-Term Investments (cost $10,190,356)		10,190,505

Total Value of Securities – 99.79%
(cost $408,888,331)		409,793,896

Receivables and Other Assets Net of Liabilities – 0.21%★		875,136
Net Assets – 100.00%		$410,669,032

NQ-215 [4/15] 6/15 (14622)     17

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

#

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2015, the aggregate value of Rule 144A securities was $72,417,110, which represents 17.63% of the Fund’s net assets.

@	Illiquid security. At April 30, 2015, the aggregate value of illiquid securities was $51,079, which represents 0.01% of the Fund’s net assets.
⧫

Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

★	Includes $139,000 cash collateral for futures contracts.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
●	Variable rate security. The rate shown is the rate as of April 30, 2015. Interest rates reset periodically.
Δ	Securities have been classified by country of origin.
«

Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more U.S. banks, (ii) the lending rate offered by one or more European banks such as the London Interbank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at April 30, 2015.

ϕ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at April 30, 2015.

The following futures contracts and swap contracts were outstanding at April 30, 2015:

Futures Contracts

		Notional			Unrealized
		Cost	Notional	Expiration	Appreciation
Contract to Buy (Sell)		(Proceeds)	Value	Date	(Depreciation)
(26)	U.S. Treasury 10 yr Notes	$(3,348,239)	$(3,337,750)	6/22/15	$10,489
(90)	USD IRS 5 yr	(9,132,043)	(9,257,344)	6/16/15	(125,301)
		$(12,480,282)			$(114,812)

Swap Contracts
CDS Contract1

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value[2]	Payments	Date	(Depreciation)
Protection Purchased:
JPMC	ICE - CDX.NA.IG.24	5,000,000	1.00%	6/20/20	$(1,755)

18     NQ-215 [4/15] 6/15 (14622)

(Unaudited)

Interest Rate Swap Contracts3

		Fixed	Floating		Unrealized
Swap Referenced		Interest Rate	Interest Rate	Termination	Appreciation
Obligation & Counterparty	Notional Value[2]	Paid	Received	Date	(Depreciation)
CME - 5 yr
MSC	12,300,000	1.677%	0.276%	7/11/18	$(186,356)
CME - 7 yr
CITI	10,000,000	2.236%	0.265%	9/10/21	(268,199)
HSBC	1,000,000	2.226%	0.257%	10/15/21	(25,891)
JPMC	14,000,000	2.215%	0.256%	8/7/20	(417,117)
JPMC	10,000,000	2.215%	0.258%	5/12/21	(270,854)
CME - 10 yr
JPMC	12,745,000	2.880%	0.276%	7/11/23	(873,941)
LCH - 5 yr
GSI	3,300,000	1.214%	0.265%	6/10/18	(3,821)
					$(2,046,179)

The use of future contracts and swap contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1]

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

[2]	Notional value shown is stated in U.S. dollars unless noted that the swap is denominated in another currency.
[3]

An interest rate swap agreement is an exchange of interest rates between counterparties. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation (depreciation) on swap contracts. Upon periodic payment (receipt) or termination of the contract, such amounts are recorded as realized gains (losses) on swap contracts.

NQ-215 [4/15] 6/15 (14622)     19

Schedule of investments
Delaware Diversified Floating Rate Fund (Unaudited)

Summary of abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CDX.NA.IG – Credit Default Swap Index North America Investment Grade
CITI – Citigroup Global Markets
CLO – Collateralized Loan Obligation
CME – Chicago Mercantile Exchange Inc.
GSI – Goldman Sachs International
HSBC – Hong Kong Shanghai Bank
ICE – IntercontinentalExchange, Inc.
IRS – Interest Rate Swap
JPMC – JPMorgan Chase Bank
LCH – LCH.Clearnet Limited
MSC – Morgan Stanley Capital
REMIC – Real Estate Mortgage Investment Conduit
USD – U.S. Dollar
yr – Year

20     NQ-215 [4/15] 6/15 (14622)

Notes
Delaware Diversified Floating Rate Fund	April 30, 2015 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Income Funds – Delaware Diversified Floating Rate Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Other debt securities, credit default swap (CDS) contracts, and interest rate swap contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. For asset-backed securities, collateralized mortgage obligations, commercial mortgage securities, and U.S. government agency mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as broker/dealer-supplied prices. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

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(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates) or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of April 30, 2015:

	Level 1	Level 2	Total
Agency, Asset- & Mortgage-Backed Securities	$—	$26,221,340	$26,221,340
Corporate Debt	—	213,867,748	213,867,748
Municipal Bonds	—	13,891,823	13,891,823
Senior Secured Loans	—	141,065,885	141,065,885
Foreign Debt	—	1,265,971	1,265,971
U.S. Treasury Obligations	—	926,888	926,888
Convertible Preferred Stock[1]	583,324	214,130	797,454
Preferred Stock[1]	1,305,545	260,737	1,566,282
Short-Term Investments	—	10,190,505	10,190,505

Total	$1,888,869	$407,905,027	$409,793,896
Futures Contracts	$(114,812)	$—	$(114,812)
Swap Contracts	—	(2,047,934)	(2,047,934)

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(Unaudited)

1Security type is valued across multiple levels. Level 1 investments represent exchange-traded investments and Level 2 investments represent investments with observable inputs or matrix-priced investments. The amounts attributed to Level 1 investments and Level 2 investments represent the following percentages of the market value of these security types:

	Level 1	Level 2	Total
Convertible Preferred Stock	73.15%	26.85%	100.00%
Preferred Stock	83.35%	16.65%	100.00%

During the period ended April 30, 2015, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At April 30, 2015, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to April 30, 2015 that would require recognition or disclosure on the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: